                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04801
                                   ---------------------------------------------

                             SunAmerica Equity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                             Robert M. Zakem, Esq.
                    Senior Vice President & General Counsel
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6363
                                                   -----------------------------

Date of fiscal year end: September 30, 2003
                        --------------------------

Date of reporting period: September 30, 2003
                         -------------------------

Item 1. Reports to Shareholders

        SunAmerica Equity Funds, Annual Report at September 30, 2003.

                                    [GRAPHIC]



  SunAmerica

                           THE RETIREMENT SPECIALIST
                                   Equity Funds
                                   2003 ANNUAL REPORT


     [LOGO]

AIG Sun America
    Mutual Funds

     September 30, 2003                                            ANNUAL REPORT



             SUNAMERICA EQUITY FUNDS

             SunAmerica Blue Chip Growth Fund (SVLAX)

             SunAmerica Growth Opportunities Fund (SGWAX)

             SunAmerica New Century Fund (SEGAX)

             SunAmerica Growth and Income Fund (SEIAX)

             SunAmerica Balanced Assets Fund (SBAAX)

             Focused Dividend Strategy Portfolio (FDSAX)

             SunAmerica International Equity Fund (SIEAX)

                        Table of Contents

STATEMENT OF ASSETS AND LIABILITIES.........................................  1
STATEMENT OF OPERATIONS.....................................................  3
STATEMENT OF CHANGES IN NET ASSETS..........................................  5
FINANCIAL HIGHLIGHTS........................................................  8
PORTFOLIO OF INVESTMENTS.................................................... 15
NOTES TO FINANCIAL STATEMENTS............................................... 30
REPORT OF INDEPENDENT ACCOUNTANTS........................................... 51
TRUSTEE INFORMATION......................................................... 52
SHAREHOLDER TAX INFORMATION................................................. 54

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2003


                                                                                                         Focused
                               Blue Chip      Growth           New        Growth and      Balanced      Dividend    International
                                Growth     Opportunities     Century        Income         Assets       Strategy       Equity
                                 Fund          Fund           Fund           Fund           Fund        Portfolio       Fund
                             ------------  -------------  -------------  ------------  -------------  ------------  -------------
ASSETS:
Investments securities, at
 market value*.............. $120,386,389  $ 108,320,547  $ 110,340,020  $197,726,203  $ 249,444,140  $160,251,136  $ 86,908,299
Short-term securities*......           --             --             --            --             --            --       174,667
Repurchase agreements (cost
 equals market).............    1,941,000     21,662,000             --     1,146,000      2,479,000     1,873,000     1,382,000
Cash........................          780            751             --           790            504           678           441
Foreign Cash*...............           --             --             --            --             --            --       318,823
Receivable for investments
 sold.......................           --      6,342,730      1,755,785     1,580,908      1,317,423            --     2,120,100
Interest and dividends
 receivable.................       69,191         43,933         15,439       148,592        664,532       281,019       331,888
Receivable for shares of
 beneficial interest sold...       44,813        185,854         14,479        53,128        166,356     1,494,690        67,617
Prepaid expenses............        1,681          1,724          1,480         3,193          3,956         1,137         1,282
Receivable from investment
 advisor....................        9,522          1,801          5,280         6,255          1,808        39,295        12,075
Other assets................           --             --             --         1,179          2,424            --            --
                             ------------  -------------  -------------  ------------  -------------  ------------  ------------
 Total assets...............  122,453,376    136,559,340    112,132,483   200,666,248    254,080,143   163,940,955    91,317,192
                             ------------  -------------  -------------  ------------  -------------  ------------  ------------
LIABILITIES:
Payable for investments
 purchased..................           --             --      2,586,327            --             --     1,202,048     2,062,420
Payable for daily variation
 margin.....................           --             --             --            --             --            --        23,941
Payable for shares of
 beneficial interest
 redeemed...................      146,444        196,796        116,724       471,959        317,790       404,841       103,327
Accrued expenses............      175,015        206,086        200,938       246,486        312,336       110,881       202,479
Investment advisory and
 management fees payable....       77,963         86,159         70,299       127,884        159,005        47,192        74,812
Distribution and service
 maintenance fees payable...       55,565         69,304         42,892       123,620        113,758       109,929        46,028
Line of credit payable......           --             --        594,631            --             --            --            --
                             ------------  -------------  -------------  ------------  -------------  ------------  ------------
 Total liabilities..........      454,987        558,345      3,611,811       969,949        902,889     1,874,891     2,513,007
                             ------------  -------------  -------------  ------------  -------------  ------------  ------------
   Net assets............... $121,998,389  $ 136,000,995  $ 108,520,672  $199,696,299  $ 253,177,254  $162,066,064  $ 88,804,185
                             ============  =============  =============  ============  =============  ============  ============
NET ASSETS WERE COMPOSED OF:
Shares of beneficial
 interest, $.01 par value... $     95,891  $     103,386  $      82,332  $    201,995  $     203,492  $    151,125  $    103,724
Paid-in capital.............  212,748,656    362,870,847    235,359,082   289,923,964    355,352,038   185,387,548   153,232,206
                             ------------  -------------  -------------  ------------  -------------  ------------  ------------
                              212,844,547    362,974,233    235,441,414   290,125,959    355,555,530   185,538,673   153,335,930
Accumulated undistributed
 net investment income
 (loss).....................      (30,664)       (24,692)       (53,640)      (36,226)       (12,414)        5,373       (94,044)
Accumulated undistributed
 net realized gain (loss)
 on investments, futures
 and options contracts and
 foreign exchange
 transactions...............  (96,834,305)  (238,223,153)  (146,477,100)  (95,693,760)  (109,293,394)  (23,435,920)  (71,669,613)
Net unrealized appreciation
 (depreciation) on
 investments................    6,018,811     11,274,607     19,609,998     5,300,326      6,927,532       (42,062)    7,302,645
Net unrealized appreciation
 (depreciation) on futures
 and options contracts......           --             --             --            --             --            --       (92,887)
Unrealized foreign exchange
 gain (loss) on other
 assets and liabilities.....           --             --             --            --             --            --        22,154
                             ------------  -------------  -------------  ------------  -------------  ------------  ------------
   Net assets............... $121,998,389  $ 136,000,995  $ 108,520,672  $199,696,299  $ 253,177,254  $162,066,064  $ 88,804,185
                             ============  =============  =============  ============  =============  ============  ============
*Identified cost
 Investment securities...... $114,367,578  $  97,045,940  $  90,730,022  $192,425,877  $ 242,516,608  $160,293,198  $ 79,605,670
                             ============  =============  =============  ============  =============  ============  ============
 Short-term securities......           --             --             --            --             --            --       174,651
                             ============  =============  =============  ============  =============  ============  ============
 Foreign cash...............           --             --             --            --             --            --       318,062
                             ============  =============  =============  ============  =============  ============  ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2003 -- (continued)


                                                                                                     Focused
                                     Blue Chip     Growth         New     Growth and    Balanced    Dividend   International
                                      Growth    Opportunities   Century     Income       Assets     Strategy      Equity
                                       Fund         Fund         Fund        Fund         Fund      Portfolio      Fund
                                    ----------- ------------- ----------- ----------- ------------ ----------- -------------
Class A (unlimited shares
 authorized):
Net assets......................... $64,672,240  $62,660,058  $85,684,975 $70,826,116 $175,323,846 $45,638,595  $28,719,984
Shares of beneficial interest
 issued and outstanding............   4,929,998    4,559,169    6,376,521   6,953,204   14,078,602   4,246,478    3,289,051
Net asset value and redemption
 price per share................... $     13.12  $     13.74  $     13.44 $     10.19 $      12.45 $     10.75  $      8.73
Maximum sales charge (5.75% of
 offering price)...................        0.80         0.84         0.82        0.62         0.76        0.66         0.53
                                    -----------  -----------  ----------- ----------- ------------ -----------  -----------
Maximum offering price to public... $     13.92  $     14.58  $     14.26 $     10.81 $      13.21 $     11.41  $      9.26
                                    ===========  ===========  =========== =========== ============ ===========  ===========
Class B (unlimited shares
 authorized):
Net assets......................... $30,263,097  $38,870,039  $16,078,009 $66,378,343 $ 47,495,943 $47,368,504  $24,798,973
Shares of beneficial interest
 issued and outstanding............   2,542,719    3,125,253    1,336,587   6,852,583    3,828,093   4,420,634    2,972,736
Net asset value, offering and
 redemption price per share
 (excluding any applicable
 contingent deferred sales charge). $     11.90  $     12.44  $     12.03 $      9.69 $      12.41 $     10.72  $      8.34
                                    ===========  ===========  =========== =========== ============ ===========  ===========
Class II (unlimited shares
 authorized):
Net assets......................... $ 7,285,502  $19,808,070  $ 2,182,689 $49,592,541 $ 25,783,799 $69,058,965  $14,786,686
Shares of beneficial interest
 issued and outstanding............     613,804    1,593,975      181,537   5,129,967    2,075,510   6,445,434    1,774,236
Net asset value and redemption
 price per share (excluding any
 applicable contingent deferred
 sales charge)..................... $     11.87  $     12.43  $     12.02 $      9.67 $      12.42 $     10.71  $      8.33
Maximum sales charge (1.00% of
 offering price)...................        0.12         0.13         0.12        0.10         0.13        0.11         0.08
                                    -----------  -----------  ----------- ----------- ------------ -----------  -----------
Maximum offering price to public... $     11.99  $     12.56  $     12.14 $      9.77 $      12.55 $     10.82  $      8.42
                                    ===========  ===========  =========== =========== ============ ===========  ===========
Class I (unlimited shares
 authorized):
Net assets......................... $19,777,550  $ 4,404,427  $ 4,574,999 $12,899,299 $  4,573,666 $        --  $20,498,542
Shares of beneficial interest
 issued and outstanding............   1,502,615      319,187      338,569   1,263,783      367,037          --    2,336,393
Net asset value, offering and
 redemption price per share........ $     13.16  $     13.80  $     13.51 $     10.21 $      12.46 $        --  $      8.77
                                    ===========  ===========  =========== =========== ============ ===========  ===========
Class X (unlimited shares
 authorized):
Net assets......................... $        --  $10,258,401  $        -- $        -- $         -- $        --  $        --
Shares of beneficial interest
 issued and outstanding............          --      741,037           --          --           --          --           --
Net asset value, offering and
 redemption price per share........ $        --  $     13.84  $        -- $        -- $         -- $        --  $        --
                                    ===========  ===========  =========== =========== ============ ===========  ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF OPERATIONS -- For the period ended September 30, 2003

                                                       Blue Chip      Growth          New
                                                        Growth     Opportunities    Century
                                                         Fund          Fund          Fund
                                                     ------------  ------------- ------------
INVESTMENT INCOME:
Income:
 Interest........................................... $     64,695   $   241,254  $     61,916
 Dividends*.........................................    1,174,961       380,113       461,141
                                                     ------------   -----------  ------------
   Total investment income..........................    1,239,656       621,367       523,057
                                                     ------------   -----------  ------------
Expenses:
 Investment advisory and management fees............      892,334       910,348       784,871
 Distribution and service maintenance
   fees -- Class A..................................      219,876       197,823       274,063
 Distribution and service maintenance
   fees -- Class B..................................      307,871       361,400       197,944
 Distribution and service maintenance
   fees -- Class II.................................       74,292       187,892        21,912
 Service fees -- Class I............................       44,850         9,232         9,835
 Transfer agent fees and expenses -- Class A........      184,115       181,909       234,533
 Transfer agent fees and expenses -- Class B........      123,155       142,068        65,754
 Transfer agent fees and expenses -- Class II.......       30,282        71,251         8,691
 Transfer agent fees and expenses -- Class I........       64,697         7,969        12,040
 Transfer agent fees and expenses -- Class Z+.......           --            --        14,902
 Transfer agent fees and expenses -- Class X........           --        14,242            --
 Custodian fees and expenses........................       59,726        65,287        58,681
 Registration fees -- Class A.......................        6,206             2        10,158
 Registration fees -- Class B.......................        8,817         3,078         8,139
 Registration fees -- Class II......................       10,725            --        10,733
 Registration fees -- Class I.......................       28,484        15,076        14,351
 Registration fees -- Class Z+......................           --            --         5,354
 Registration fees -- Class X.......................           --         2,239            --
 Printing expense...................................       49,307        98,909        48,768
 Trustees' fees and expenses........................       11,240        11,710         9,292
 Legal expenses.....................................        9,451         9,123         7,069
 Audit and tax fees.................................       26,418        53,173        25,887
 Insurance expense..................................        1,528         1,576         1,535
 Interest expense...................................        1,226           183         7,284
 Amortization of organizational expenses............           --            --            --
 Miscellaneous expenses.............................        9,809         8,169         7,963
                                                     ------------   -----------  ------------
   Total expenses...................................    2,164,409     2,352,659     1,839,759
   Less: expenses reimbursed by investment advisor..      (59,487)      (20,798)      (54,679)
   Less: custody credits earned on cash balances....         (183)         (233)         (130)
                                                     ------------   -----------  ------------
   Net expenses.....................................    2,104,739     2,331,628     1,784,950
                                                     ------------   -----------  ------------
Net investment income (loss)........................     (865,083)   (1,710,261)   (1,261,893)
                                                     ------------   -----------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
Net realized gain (loss) on investments.............  (14,883,864)    3,180,317   (14,089,380)
Net realized gain (loss) on futures and options
 contracts..........................................           --            --       116,181
Net realized foreign exchange gain (loss) on
 other assets and liabilities.......................           --            23            --
Net change in unrealized appreciation
 (depreciation) on investments......................   34,594,963    35,797,632    33,831,669
Net change in unrealized appreciation
 (depreciation) on futures and options contracts....           --            --       (37,628)
Net change in unrealized foreign exchange gain
 (loss) on other assets and liabilities.............           --            --            --
                                                     ------------   -----------  ------------
Net realized and unrealized gain (loss) on
 investments, foreign currency, futures and
 options contracts and other assets and
 liabilities........................................   19,711,099    38,977,972    19,820,842
                                                     ------------   -----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.................................... $ 18,846,016   $37,267,711  $ 18,558,949
                                                     ============   ===========  ============
--------
*Net of foreign withholding taxes on dividends of... $      1,535   $        20  $      4,155
                                                     ============   ===========  ============

+SeeNote 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF OPERATIONS -- For the period ended September 30, 2003 -- (continued)

                                                                             Focused
                                                Growth and     Balanced     Dividend    International
                                                  Income        Assets      Strategy       Equity
                                                   Fund          Fund       Portfolio       Fund
                                               ------------  ------------  -----------  -------------
INVESTMENT INCOME:
Income:
 Interest..................................... $     76,773  $  3,991,423  $    13,754   $    28,858
 Dividends*...................................    3,219,694     2,264,063    3,385,375     1,952,634
                                               ------------  ------------  -----------   -----------
   Total investment income....................    3,296,467     6,255,486    3,399,129     1,981,492
                                               ------------  ------------  -----------   -----------
Expenses:
 Investment advisory and management fees......    1,584,763     1,987,802      352,539       899,419
 Distribution and service maintenance
   fees -- Class A............................      245,248       623,426       89,551       114,572
 Distribution and service maintenance
   fees -- Class B............................      752,590       542,524      341,411       244,442
 Distribution and service maintenance
   fees -- Class II...........................      543,291       281,749      409,985       147,474
 Service fees -- Class I......................       28,811        11,206           --        45,038
 Transfer agent fees and expenses -- Class A..      201,340       510,458       66,781       106,665
 Transfer agent fees and expenses -- Class B..      219,649       159,437       89,508        82,485
 Transfer agent fees and expenses -- Class II.      151,889        76,087      103,553        56,848
 Transfer agent fees and expenses -- Class I..       41,339         9,216           --        46,268
 Transfer agent fees and expenses -- Class Z+.       15,854            --           --            --
 Transfer agent fees and expenses -- Class X..           --            --           --            --
 Custodian fees and expenses..................       66,322        76,856       55,942       177,814
 Registration fees -- Class A.................          227         1,442       11,054        23,188
 Registration fees -- Class B.................        1,300         4,688       13,045         2,741
 Registration fees -- Class II................        8,838         6,264       12,420        16,871
 Registration fees -- Class I.................       25,187         9,400           --        22,479
 Registration fees -- Class Z+................        3,791            --           --            --
 Registration fees -- Class X.................           --            --           --            --
 Printing expense.............................       78,779       114,089          562        60,734
 Trustees' fees and expenses..................       20,150        24,506        6,637         8,266
 Legal expenses...............................       10,638         7,535        5,959        11,355
 Audit and tax fees...........................       35,824        27,142       26,309        28,556
 Insurance expense............................        2,673         3,637          975         1,103
 Interest expense.............................       11,391        14,407          329         1,853
 Amortization of organizational expenses......           --            --        2,068            --
 Miscellaneous expenses.......................       14,163        12,414        6,443         8,522
                                               ------------  ------------  -----------   -----------
   Total expenses.............................    4,064,057     4,504,285    1,595,071     2,106,693
   Less: expenses reimbursed by investment
    advisor...................................      (62,373)       (8,578)    (150,241)     (160,654)
   Less: custody credits earned on cash
    balances..................................         (187)         (653)         (68)         (412)
                                               ------------  ------------  -----------   -----------
   Net expenses...............................    4,001,497     4,495,054    1,444,762     1,945,627
                                               ------------  ------------  -----------   -----------
Net investment income (loss)..................     (705,030)    1,760,432    1,954,367        35,865
                                               ------------  ------------  -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
Net realized gain (loss) on investments.......  (35,762,966)  (28,335,937)  (1,146,576)   (4,807,957)
Net realized gain (loss) on futures and
 options contracts............................           --            --           --      (429,413)
Net realized foreign exchange gain (loss) on
 other assets and liabilities.................           --           382           --       (62,455)
Net change in unrealized appreciation
 (depreciation) on investments................   64,603,752    42,771,990   10,231,551    26,498,054
Net change in unrealized appreciation
 (depreciation) on futures and options
 contracts....................................           --            --           --        59,687
Net change in unrealized foreign exchange
 gain (loss) on other assets and liabilities..           --           (61)          --        16,646
                                               ------------  ------------  -----------   -----------
Net realized and unrealized gain (loss) on
 investments, foreign currency, futures and
 options contracts and other assets and
 liabilities..................................   28,840,786    14,436,374    9,084,975    21,274,562
                                               ------------  ------------  -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.................... $ 28,135,756  $ 16,196,806  $11,039,342   $21,310,427
                                               ============  ============  ===========   ===========
--------
*Net of foreign withholding taxes on
 dividends of................................. $      3,023  $      2,126           --   $   382,441
                                               ============  ============  ===========   ===========

+SeeNote 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS

                                                Blue Chip Growth Fund     Growth Opportunities Fund       New Century Fund
                                             --------------------------  --------------------------  --------------------------
                                             For the year  For the year  For the year  For the year  For the year  For the year
                                                 ended         ended         ended         ended         ended         ended
                                             September 30, September 30, September 30, September 30, September 30, September 30,
                                                 2003          2002          2003          2002          2003          2002
                                             ------------- ------------- ------------- ------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income (loss).............. $   (865,083) $ (1,120,747) $ (1,710,261) $ (2,748,061) $ (1,261,893) $ (1,593,066)
  Net realized gain (loss) on investments...  (14,883,864)  (39,022,124)    3,180,317   (81,795,320)  (14,089,380)  (37,341,136)
  Net realized gain (loss) on futures and
   options contracts........................           --            --            --            --       116,181        33,958
  Net realized foreign exchange gain (loss)
   on other assets and liabilities..........           --            --            23        (1,685)           --            --
  Net change in unrealized appreciation
   (depreciation) on investments............   34,594,963      (365,222)   35,797,632    17,563,137    33,831,669    19,516,469
  Net change in unrealized appreciation
   (depreciation) on futures and options
   contracts................................           --            --            --            --       (37,628)       37,628
  Net change in unrealized foreign exchange
   gain (loss) on other assets and
   liabilities..............................           --            --            --            --            --            --
                                             ------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in net assets
 resulting from operations..................   18,846,016   (40,508,093)   37,267,711   (66,981,929)   18,558,949   (19,346,147)
                                             ------------  ------------  ------------  ------------  ------------  ------------

Dividends and distributions to shareholders
 from:
  Net investment income (Class A)...........           --            --            --            --            --            --
  Net investment income (Class B)...........           --            --            --            --            --            --
  Net investment income (Class II)..........           --            --            --            --            --            --
  Net investment income (Class I)...........           --            --            --            --            --            --
  Net investment income (Class Z*)..........           --            --            --            --            --            --
  Net investment income (Class X)...........           --            --            --            --            --            --
                                             ------------  ------------  ------------  ------------  ------------  ------------
Total dividends and distributions to
 shareholders...............................           --            --            --            --            --            --
                                             ------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in net assets
 resulting from capital share transactions
 (Note 7)...................................  (11,161,768)   31,522,952    (7,535,129)   (3,181,313)  (15,057,929)  (22,851,713)
                                             ------------  ------------  ------------  ------------  ------------  ------------
Total increase (decrease) in net assets.....    7,684,248    (8,985,141)   29,732,582   (70,163,242)    3,501,020   (42,197,860)

NET ASSETS:
Beginning of period.........................  114,314,141   123,299,282   106,268,413   176,431,655   105,019,652   147,217,512
                                             ------------  ------------  ------------  ------------  ------------  ------------
End of period+.............................. $121,998,389  $114,314,141  $136,000,995  $106,268,413  $108,520,672  $105,019,652
                                             ============  ============  ============  ============  ============  ============
+Includes accumulated undistributed net
 investment income (loss)................... $    (30,664) $    (26,460) $    (24,692) $    (21,936) $    (53,640) $    (49,899)
                                             ============  ============  ============  ============  ============  ============

*SeeNote 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)


                                                                                                 Focused Dividend
                                      Growth and Income Fund       Balanced Assets Fund         Strategy Portfolio
                                    --------------------------  --------------------------  --------------------------
                                    For the year  For the year  For the year  For the year  For the year  For the year
                                        ended         ended         ended         ended         ended         ended
                                    September 30, September 30, September 30, September 30, September 30, September 30,
                                        2003          2002          2003          2002          2003          2002
                                    ------------- ------------- ------------- ------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss)...... $   (705,030) $ (1,347,407) $  1,760,432  $  4,132,280  $  1,954,367   $   837,228
 Net realized gain (loss) on
   investments.....................  (35,762,966)  (27,209,639)  (28,335,937)  (45,215,395)   (1,146,576)      852,543
 Net realized gain (loss) on
   futures and options contracts...           --            --            --            --            --            --
 Net realized foreign exchange
   gain (loss) on other assets and
   liabilities.....................           --            --           382            --            --            --
 Net change in unrealized
   appreciation (depreciation) on
   investments.....................   64,603,752   (49,065,970)   42,771,990     6,725,223    10,231,551    (5,204,963)
 Net change in unrealized
   appreciation (depreciation) on
   futures and options contracts...           --            --            --            --            --            --
 Net change in unrealized foreign
   exchange gain (loss) on other
   assets and liabilities..........           --            --           (61)           61            --            --
                                    ------------  ------------  ------------  ------------  ------------   -----------
Net increase (decrease) in net
 assets resulting from operations..   28,135,756   (77,623,016)   16,196,806   (34,357,831)   11,039,342    (3,515,192)
                                    ------------  ------------  ------------  ------------  ------------   -----------

Dividends and distributions to
 shareholders from:
 Net investment income (Class A)...           --            --    (1,750,489)   (3,174,586)     (801,768)     (159,210)
 Net investment income (Class B)...           --            --      (190,530)     (736,268)     (800,184)     (279,654)
 Net investment income (Class II)..           --            --       (97,381)     (339,322)     (926,034)     (281,153)
 Net investment income (Class I)...           --            --       (50,394)      (75,703)           --            --
 Net investment income (Class Z*)..           --            --            --            --            --            --
 Net investment income (Class X)...           --            --            --            --            --            --
                                    ------------  ------------  ------------  ------------  ------------   -----------
Total dividends and distributions
 to shareholders...................           --            --    (2,088,794)   (4,325,879)   (2,527,986)     (720,017)
                                    ------------  ------------  ------------  ------------  ------------   -----------
Net increase (decrease) in net
 assets resulting from capital
 share transactions (Note 7).......  (51,963,968)   97,748,034   (45,385,301)  (26,393,716)  103,943,412     2,397,249
                                    ------------  ------------  ------------  ------------  ------------   -----------
Total increase (decrease) in net
 assets............................  (23,828,212)   20,125,018   (31,277,289)  (65,077,426)  112,454,768    (1,837,960)

NET ASSETS:
Beginning of period................  223,524,511   203,399,493   284,454,543   349,531,969    49,611,296    51,449,256
                                    ------------  ------------  ------------  ------------  ------------   -----------
End of period+..................... $199,696,299  $223,524,511  $253,177,254  $284,454,543  $162,066,064   $49,611,296
                                    ============  ============  ============  ============  ============   ===========
+Includes accumulated
 undistributed net investment
 income (loss)..................... $    (36,226) $    (27,988) $    (12,414) $    (86,761) $      5,373   $   578,151
                                    ============  ============  ============  ============  ============   ===========

*SeeNote 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                           International Equity Fund
                                                   -----------------------------------------
                                                   For the year  For the eleven For the year
                                                       ended      months ended     ended
                                                   September 30, September 30,  October 31,
                                                       2003           2002          2001
                                                   ------------- -------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
 Net investment income (loss)..................... $     35,865   $   (373,850) $   (794,939)
 Net realized gain (loss) on investments..........   (4,807,957)   (14,220,332)  (24,076,533)
 Net realized gain (loss) on futures and options
   contracts......................................     (429,413)      (476,249)   (1,945,215)
 Net realized foreign exchange gain (loss) on
   other assets and liabilities...................      (62,455)      (162,770)     (222,800)
 Net change in unrealized appreciation
   (depreciation) on investments..................   26,498,054     (7,495,028)   (4,259,325)
 Net change in unrealized appreciation
   (depreciation) on futures and options contracts       59,687       (152,574)           --
 Net change in unrealized foreign exchange gain
   (loss) on other assets and liabilities.........       16,646        (19,524)       28,406
                                                   ------------   ------------  ------------
Net increase (decrease) in net assets resulting
 from operations..................................   21,310,427    (22,900,327)  (31,270,406)
                                                   ------------   ------------  ------------

Dividends and distributions to shareholders from:
 Net investment income (Class A)..................           --             --    (2,717,876)
 Net investment income (Class B)..................           --             --    (3,778,769)
 Net investment income (Class II).................           --             --    (1,557,334)
 Net investment income (Class I)..................           --             --            --
 Net investment income (Class Z*).................           --             --       (26,021)
 Net investment income (Class X)..................           --             --            --
                                                   ------------   ------------  ------------
Total dividends and distributions to shareholders.           --             --    (8,080,000)
                                                   ------------   ------------  ------------
Net increase (decrease) in net assets resulting
 from capital share transactions (Note 7).........  (19,779,286)    46,069,437   (15,232,332)
                                                   ------------   ------------  ------------
Total increase (decrease) in net assets...........    1,531,141     23,169,110   (54,582,738)

NET ASSETS:
Beginning of period...............................   87,273,044     64,103,934   118,686,672
                                                   ------------   ------------  ------------
End of period+....................................
                                                   $ 88,804,185   $ 87,273,044  $ 64,103,934
                                                   ============   ============  ============
+Includes accumulated undistributed net
 investment income (loss)......................... $    (94,044)  $    (13,517) $    (38,006)
                                                   ============   ============  ============

*SeeNote 1

See Notes to Financial Statements.

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS

                                                                  BLUE CHIP GROWTH FUND
                                                                  ---------------------
                                     Net
                                 gain (loss)
                                 on invest-    Total    Dividends Distri-
             Net Asset    Net    ments (both    from    from net  butions         Net Asset           Net Assets
              Value,    invest-   realized    invest-    invest-   from    Total   Value,               end of
   Period    beginning   ment        and        ment      ment    capital distri-  end of     Total     period
   Ended     of period income(1) unrealized) operations  income    gains  butions  period   Return(2)  (000's)
------------ --------- --------- ----------- ---------- --------- ------- ------- --------- --------- ----------
                                                                         Class A
                                                                         -------
9/30/99.....  $18.61    $(0.05)    $  6.53    $  6.48      $ --   $(1.47) $(1.47)  $23.62     36.29%   $103,841
9/30/00.....   23.62     (0.14)       8.00       7.86        --    (2.46)  (2.46)   29.02     34.66     152,788
9/30/01.....   29.02     (0.03)     (11.13)    (11.16)       --    (3.51)  (3.51)   14.35    (42.23)     82,523
9/30/02.....   14.35     (0.07)      (3.13)     (3.20)       --       --      --    11.15    (22.30)     59,812
9/30/03.....   11.15     (0.06)       2.03       1.97        --       --      --    13.12     17.67      64,672
                                                                         Class B
                                                                         -------
9/30/99.....  $17.84    $(0.19)    $  6.25    $  6.06      $ --   $(1.47) $(1.47)  $22.43     35.45%   $ 49,015
9/30/00.....   22.43     (0.31)       7.58       7.27        --    (2.46)  (2.46)   27.24     33.80      67,586
9/30/01.....   27.24     (0.16)     (10.35)    (10.51)       --    (3.51)  (3.51)   13.22    (42.66)     34,649
9/30/02.....   13.22     (0.16)      (2.86)     (3.02)       --       --      --    10.20    (22.84)     31,203
9/30/03.....   10.20     (0.14)       1.84       1.70        --       --      --    11.90     16.67      30,263
                                                                        Class II
                                                                        --------
2/02/99-
 9/30/99(3).  $21.79    $(0.13)    $  0.77    $  0.64      $ --   $   --  $   --   $22.43      2.94%   $    785
9/30/00.....   22.43     (0.31)       7.53       7.22        --    (2.46)  (2.46)   27.19     33.57       8,939
9/30/01.....   27.19     (0.15)     (10.32)    (10.47)       --    (3.51)  (3.51)   13.21    (42.58)      6,127
9/30/02.....   13.21     (0.16)      (2.87)     (3.03)       --       --      --    10.18    (22.94)      7,687
9/30/03.....   10.18     (0.16)       1.85       1.69        --       --      --    11.87     16.60       7,286
                                                                         Class I
                                                                         -------
11/16/01-
 9/30/02(3)#  $16.30    $(0.04)    $ (5.10)   $ (5.14)     $ --   $   --  $   --   $11.16    (31.53)%  $ 15,612
9/30/03.....   11.16     (0.04)       2.04       2.00        --       --      --    13.16     17.92      19,778




                                 Ratio of net
                Ratio of          investment
                expenses            income
   Period      to average         to average       Portfolio
   Ended       net assets         net assets       turnover
------------ ----------        ------------        ---------


9/30/99.....    1.49%             (0.22)%              71%
9/30/00.....    1.43              (0.49)               75
9/30/01.....    1.45              (0.15)              136
9/30/02.....    1.47(6)           (0.47)(6)           107
9/30/03.....    1.54              (0.50)              114


9/30/99.....    2.15%             (0.89)%              71%
9/30/00.....    2.09              (1.16)               75
9/30/01.....    2.19              (0.89)              136
9/30/02.....    2.18(6)           (1.18)(6)           107
9/30/03.....    2.32              (1.28)              114


2/02/99-
 9/30/99(3).    2.17%(4)(5)       (0.95)%(4)(5)        71%
9/30/00.....    2.17(5)           (1.17)(5)            75
9/30/01.....    2.11(5)           (0.81)(5)           136
9/30/02.....    2.23(5)(6)        (1.25)(5)(6)        107
9/30/03.....    2.44(5)           (1.40)(5)           114


11/16/01-
 9/30/02(3)#    1.33%(4)(5)(6)    (0.32)%(4)(5)(6)    107%
9/30/03.....    1.33(5)           (0.29)(5)           114

--------
#    See Note 2
(1)  Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)  Commencement of sale of respective class of shares
(4)  Annualized
(5)  Net of the following expense reimbursements (based on average net assets):

                                         9/30/99(4) 9/30/00 9/30/01 9/30/02(6) 9/30/03
                                         ---------- ------- ------- ---------- -------
Blue Chip Growth Class II...............    8.74%    0.17%   0.03%      -- %     -- %
Blue Chip Growth Class I................      --       --      --      0.08(4)  0.33

(6) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by 0.01%.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                GROWTH OPPORTUNITIES FUND
                                                                -------------------------
                                     Net
                                 gain (loss)
                                 on invest-    Total    Dividends Distri-
             Net Asset    Net    ments (both    from    from net  butions         Net Asset            Net Assets
              Value,    invest-   realized    invest-    invest-   from    Total   Value,                end of
   Period    beginning   ment        and        ment      ment    capital distri-  end of     Total      period
   Ended     of period income(1) unrealized) operations  income    gains  butions  period   Return(2)   (000's)
------------ --------- --------- ----------- ---------- --------- ------- ------- --------- ---------  ----------
                                                                         Class A
                                                                         -------
9/30/99.....  $16.22    $(0.19)    $  8.26    $  8.07     $ --    $(1.17) $(1.17)  $23.12    $ 52.42   $  57,880
9/30/00.....   23.12     (0.17)      21.77      21.60       --     (3.93)  (3.93)   40.79     102.04     206,531
9/30/01.....   40.79     (0.14)     (22.33)    (22.47)      --     (2.90)  (2.90)   15.42     (58.23)     89,935
9/30/02.....   15.42     (0.17)      (5.26)     (5.43)      --        --      --     9.99     (35.21)     50,018
9/30/03.....    9.99     (0.13)       3.88       3.75       --        --      --    13.74      37.54      62,660
                                                                         Class B
                                                                         -------
9/30/99.....  $15.52    $(0.32)    $  7.85    $  7.53     $ --    $(1.17) $(1.17)  $21.88    $ 51.24   $  16,529
9/30/00.....   21.88     (0.37)      20.42      20.05       --     (3.93)  (3.93)   38.00     100.58     108,083
9/30/01.....   38.00     (0.28)     (20.66)    (20.94)      --     (2.90)  (2.90)   14.16     (58.50)     54,902
9/30/02.....   14.16     (0.26)      (4.79)     (5.05)      --        --      --     9.11     (35.66)     33,221
9/30/03.....    9.11     (0.20)       3.53       3.33       --        --      --    12.44      36.55      38,870
                                                                         Class II
                                                                         --------
2/02/99-
 9/30/99(3).  $19.86    $(0.21)    $  2.23    $  2.02     $ --    $   --  $   --   $21.88      10.17%  $   1,089
9/30/00.....   21.88     (0.33)      20.35      20.02       --     (3.93)  (3.93)   37.97     100.44      65,322
9/30/01.....   37.97     (0.28)     (20.64)    (20.92)      --     (2.90)  (2.90)   14.15     (58.50)     31,594
9/30/02.....   14.15     (0.26)      (4.79)     (5.05)      --        --      --     9.10     (35.69)     17,484
9/30/03.....    9.10     (0.20)       3.53       3.33       --        --      --    12.43      36.59      19,808
                                                                         Class I
                                                                         -------
11/16/01-
 9/30/02(3)#  $18.09    $(0.14)    $ (7.95)   $ (8.09)    $ --    $   --  $   --   $10.00     (44.72)% $   3,054
9/30/03.....   10.00     (0.10)       3.90       3.80       --        --      --    13.80      38.00       4,404
                                                                         Class X
                                                                         -------
3/19/02-
 9/30/02(3).  $18.19    $(0.08)    $ (8.10)   $ (8.18)    $ --    $   --  $   --   $10.01     (44.97)% $   2,492
9/30/03.....   10.01     (0.07)       3.90       3.83       --        --      --    13.84      38.26      10,258




                                 Ratio of net
                Ratio of          investment
                expenses            income
   Period      to average         to average       Portfolio
   Ended       net assets         net assets       turnover
------------ ----------        ------------        ---------


9/30/99.....    1.57%             (0.93)%             220%
9/30/00.....    1.43              (0.49)              139
9/30/01.....    1.49              (0.57)              207
9/30/02.....    1.49(6)           (1.11)(6)           344
9/30/03.....    1.63              (1.11)              204


9/30/99.....    2.32%             (1.67)%             220%
9/30/00.....    2.10              (1.11)              139
9/30/01.....    2.17              (1.25)              207
9/30/02.....    2.18(6)           (1.80)(6)           344
9/30/03.....    2.36              (1.85)              204


2/02/99-
 9/30/99(3).    2.35%(4)(5)       (1.74)%(4)(5)       220%
9/30/00.....    2.09(5)           (0.99)(5)           139
9/30/01.....    2.16(5)           (1.24)(5)           207
9/30/02.....    2.21(5)(6)        (1.82)(5)(6)        344
9/30/03.....    2.33(5)           (1.82)(5)           204


11/16/01-
 9/30/02(3)#    1.33%(4)(5)(6)    (0.95)%(4)(5)(6)    344%
9/30/03.....    1.33(5)           (0.82)(5)           204


3/19/02-
 9/30/02(3).    1.20%(4)(5)(6)    (0.83)%(4)(5)(6)    344%
9/30/03.....    1.17(5)           (0.64)(5)           204

--------
#  See Note 2
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Net of the following expense reimbursements (based on average net assets):

                                         9/30/99(4) 9/30/00 9/30/01 9/30/02(6) 9/30/03
                                         ---------- ------- ------- ---------- -------
Growth Opportunities Class II...........    9.94%    0.01%    -- %      -- %     -- %
Growth Opportunities Class I............      --       --      --      0.18(4)  0.50
Growth Opportunities Class X............      --       --      --      0.38(4)  0.04

(6)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have remained the same.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                  NEW CENTURY FUND
                                                                  ----------------
                                    Net
                                gain (loss)
                                on invest-    Total    Dividends Distri-
            Net Asset    Net    ments (both    from    from net  butions         Net Asset           Net Assets  Ratio of
             Value,    invest-   realized    invest-    invest-   from    Total   Value,               end of    expenses
  Period    beginning   ment        and        ment      ment    capital distri-  end of     Total     period   to average
  Ended     of period income(1) unrealized) operations  income    gains  butions  period   Return(2)  (000's)   net assets
----------- --------- --------- ----------- ---------- --------- ------- ------- --------- --------- ---------- ----------
                                                                      Class A
                                                                      -------
9/30/99....  $19.10    $(0.21)    $  9.89    $  9.68     $ --    $(1.40) $(1.40)  $27.38     53.00%   $148,376     1.48%
9/30/00....   27.38     (0.31)      19.04      18.73       --     (4.97)  (4.97)   41.14     72.74     253,359     1.42
9/30/01....   41.14     (0.05)     (19.00)    (19.05)      --     (8.88)  (8.88)   13.21    (54.88)    101,691     1.46
9/30/02....   13.21     (0.13)      (1.86)     (1.99)      --        --      --    11.22    (15.06)     74,710     1.50
9/30/03....   11.22     (0.13)       2.35       2.22       --        --      --    13.44     19.79      85,685     1.57
                                                                      Class B
                                                                      -------
9/30/99....  $18.34    $(0.35)    $  9.48    $  9.13     $ --    $(1.40) $(1.40)  $26.07     52.15%   $ 77,331     2.12%
9/30/00....   26.07     (0.53)      18.04      17.51       --     (4.97)  (4.97)   38.61     71.59     122,004     2.07
9/30/01....   38.61     (0.17)     (17.57)    (17.74)      --     (8.88)  (8.88)   11.99    (55.15)     39,577     2.11
9/30/02....   11.99     (0.20)      (1.68)     (1.88)      --        --      --    10.11    (15.68)     23,271     2.18
9/30/03....   10.11     (0.20)       2.12       1.92       --        --      --    12.03     18.99      16,078     2.28
                                                                      Class II
                                                                      --------
9/30/99....  $18.34    $(0.40)    $  9.51    $  9.11     $ --    $(1.40) $(1.40)  $26.05     52.04%   $  2,599     2.15%(5)
9/30/00....   26.05     (0.54)      18.01      17.47       --     (4.97)  (4.97)   38.55     71.48      10,848     2.14(5)
9/30/01....   38.55     (0.17)     (17.54)    (17.71)      --     (8.88)  (8.88)   11.96    (55.16)      4,508     2.13(5)
9/30/02....   11.96     (0.20)      (1.67)     (1.87)      --        --      --    10.09    (15.64)      2,447     2.14(5)
9/30/03....   10.09     (0.18)       2.11       1.93       --        --      --    12.02     19.13       2,183     2.14(5)
                                                                      Class I
                                                                      -------
11/21/01-
 9/30/02(3)  $14.67    $(0.10)    $ (3.32)   $ (3.42)    $ --    $   --  $   --   $11.25    (23.31)%  $  3,378     1.32%(4)(5)
9/30/03....   11.25     (0.10)       2.36       2.26       --        --      --    13.51     20.09       4,575     1.32(5)




            Ratio of net
             investment
               income
  Period     to average      Portfolio
  Ended      net assets      turnover
----------- ------------     ---------


9/30/99....    (0.82)%          177%
9/30/00....    (0.80)           227
9/30/01....    (0.23)           282
9/30/02....    (0.92)           199
9/30/03....    (1.08)           123


9/30/99....    (1.46)%          177%
9/30/00....    (1.46)           227
9/30/01....    (0.88)           282
9/30/02....    (1.60)           199
9/30/03....    (1.77)           123


9/30/99....    (1.60)%(5)       177%
9/30/00....    (1.47)(5)        227
9/30/01....    (0.90)(5)        282
9/30/02....    (1.56)(5)        199
9/30/03....    (1.63)(5)        123


11/21/01-
 9/30/02(3)    (0.81)%(4)(5)    199%
9/30/03....    (0.83)(5)        123

--------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load. Total return does not include expense reimbursements.
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Net of the following expense reimbursements (based on average net assets):

                               9/30/99 9/30/00 9/30/01 9/30/02  9/30/03
                               ------- ------- ------- -------  -------
New Century Class II..........  2.48%   0.05%   0.06%   0.27%    0.66%
New Century Class I...........    --      --      --    0.32(4)  0.51

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                 GROWTH AND INCOME FUND
                                                                 ----------------------
                                     Net
                                 gain (loss)
                                 on invest-    Total    Dividends Distri-
             Net Asset    Net    ments (both    from    from net  butions         Net Asset           Net Assets
              Value,    invest-   realized    invest-    invest-   from    Total   Value,               end of
   Period    beginning   ment        and        ment      ment    capital distri-  end of     Total     period
   Ended     of period income(1) unrealized) operations  income    gains  butions  period   Return(2)  (000's)
------------ --------- --------- ----------- ---------- --------- ------- ------- --------- --------- ----------
                                                                         Class A
                                                                         -------
9/30/99.....  $12.80    $(0.02)    $ 3.92      $ 3.90      $--    $(0.47) $(0.47)  $16.23     30.99%  $   86,524
9/30/00.....   16.23     (0.08)      4.51        4.43       --     (0.66)  (0.66)   20.00     27.64      127,168
9/30/01.....   20.00     (0.03)     (7.43)      (7.46)      --     (1.43)  (1.43)   11.11    (39.45)      75,795
9/30/02.....   11.11        --      (2.24)      (2.24)      --        --      --     8.87    (20.16)      71,482
9/30/03.....    8.87      0.01       1.31        1.32       --        --      --    10.19     14.88       70,826
                                                                         Class B
                                                                         -------
9/30/99.....  $12.62    $(0.12)    $ 3.87      $ 3.75      $--    $(0.47) $(0.47)  $15.90     30.23%  $  121,709
9/30/00.....   15.90     (0.20)      4.40        4.20       --     (0.66)  (0.66)   19.44     26.74      176,395
9/30/01.....   19.44     (0.12)     (7.19)      (7.31)      --     (1.43)  (1.43)   10.70    (39.85)      99,012
9/30/02.....   10.70     (0.07)     (2.14)      (2.21)      --        --      --     8.49    (20.65)      81,686
9/30/03.....    8.49     (0.06)      1.26        1.20       --        --      --     9.69     14.13       66,378
                                                                        Class II
                                                                        --------
9/30/99.....  $12.61    $(0.12)    $ 3.87      $ 3.75      $--    $(0.47) $(0.47)  $15.89     30.25%  $   11,135
9/30/00.....   15.89     (0.20)      4.39        4.19       --     (0.66)  (0.66)   19.42     26.78       39,986
9/30/01.....   19.42     (0.13)     (7.18)      (7.31)      --     (1.43)  (1.43)   10.68    (39.89)      28,283
9/30/02.....   10.68     (0.07)     (2.13)      (2.20)      --        --      --     8.48    (20.60)      60,174
9/30/03.....    8.48     (0.06)      1.25        1.19       --        --      --     9.67     14.03       49,593
                                                                         Class I
                                                                         -------
11/16/01-
 9/30/02(3)#  $12.29    $ 0.02     $(3.43)     $(3.41)     $--    $   --  $   --   $ 8.88    (27.75)% $    9,877
9/30/03.....    8.88      0.02       1.31        1.33       --        --      --    10.21     14.98       12,899




                                Ratio of net
                Ratio of         investment
                expenses           income
   Period      to average        to average       Portfolio
   Ended       net assets        net assets       turnover
------------ ----------        ------------       ---------


9/30/99.....    1.48%             (0.13)%             63%
9/30/00.....    1.44              (0.43)              61
9/30/01.....    1.45              (0.21)             126
9/30/02.....    1.50(6)           (0.01)(6)          118
9/30/03.....    1.50               0.06              123


9/30/99.....    2.11%             (0.76)%             63%
9/30/00.....    2.07              (1.07)              61
9/30/01.....    2.09              (0.85)             126
9/30/02.....    2.13(6)           (0.66)(6)          118
9/30/03.....    2.16              (0.59)             123


9/30/99.....    2.15%(5)          (0.80)%(5)          63%
9/30/00.....    2.10(5)           (1.10)(5)           61
9/30/01.....    2.13(5)           (0.88)(5)          126
9/30/02.....    2.17(5)(6)        (0.68)(5)(6)       118
9/30/03.....    2.16(5)           (0.60)(5)          123


11/16/01-
 9/30/02(3)#    1.32%(4)(5)(6)     0.21%(4)(5)(6)    118%
9/30/03.....    1.32(5)            0.23(5)           123

--------
#  See Note 2
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Net of the following expense reimbursements (based on average net assets):

                                         9/30/99 9/30/00 9/30/01 9/30/02(6) 9/30/03
                                         ------- ------- ------- ---------- -------
Growth and Income Class II..............  0.44%   0.01%    -- %      -- %     -- %
Growth and Income Class I...............    --      --      --      0.12(4)  0.37

(6) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by 0.02%.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                     BALANCED ASSETS FUND
                                                                     --------------------
                                        Net
                                    gain (loss)
                                    on invest-    Total    Dividends Distri-
                Net Asset    Net    ments (both    from    from net  butions         Net Asset           Net Assets
                 Value,    invest-   realized    invest-    invest-   from    Total   Value,               end of
    Period      beginning   ment        and        ment      ment    capital distri-  end of     Total     period
    Ended       of period income(1) unrealized) operations  income    gains  butions  period   Return(2)  (000's)
--------------- --------- --------- ----------- ---------- --------- ------- ------- --------- --------- ----------
                                                                            Class A
                                                                            -------
9/30/99........  $18.03     $0.25     $ 3.57      $ 3.82    $(0.26)  $(1.47) $(1.73)  $20.12     22.11%   $256,467
9/30/00........   20.12      0.21       2.83        3.04     (0.22)   (1.98)  (2.20)   20.96     15.69     319,598
9/30/01........   20.96      0.22      (5.73)      (5.51)    (0.21)   (2.00)  (2.21)   13.24    (28.35)    229,609
9/30/02(7).....   13.24      0.19      (1.45)      (1.26)    (0.19)      --   (0.19)   11.79     (9.65)    183,652
9/30/03........   11.79      0.10       0.68        0.78     (0.12)      --   (0.12)   12.45      6.65     175,324
                                                                            Class B
                                                                            -------
9/30/99........  $18.01     $0.13     $ 3.57      $ 3.70    $(0.15)  $(1.47) $(1.62)  $20.09     21.38%   $177,577
9/30/00........   20.09      0.08       2.82        2.90     (0.09)   (1.98)  (2.07)   20.92     14.98     174,936
9/30/01........   20.92      0.11      (5.70)      (5.59)    (0.13)   (2.00)  (2.13)   13.20    (28.80)     95,473
9/30/02(7).....   13.20      0.10      (1.45)      (1.35)    (0.11)      --   (0.11)   11.74    (10.29)     64,452
9/30/03........   11.74      0.03       0.68        0.71     (0.04)      --   (0.04)   12.41      6.07      47,496
                                                                           Class II
                                                                           --------
2/02/99-
  9/30/99(3)...  $20.00     $0.08     $ 0.11      $ 0.19    $(0.08)  $   --  $(0.08)  $20.11      0.95%   $  8,851
9/30/00........   20.11      0.08       2.82        2.90     (0.09)   (1.98)  (2.07)   20.94     14.95      29,506
9/30/01........   20.94      0.12      (5.72)      (5.60)    (0.13)   (2.00)  (2.13)   13.21    (28.83)     24,450
9/30/02(7).....   13.21      0.09      (1.43)      (1.34)    (0.11)      --   (0.11)   11.76    (10.21)     31,894
9/30/03........   11.76      0.03       0.67        0.70     (0.04)      --   (0.04)   12.42      5.97      25,784
                                                                            Class I
                                                                            -------
11/16/01-
 9/30/02(3)(7)#  $14.29     $0.19     $(2.48)     $(2.29)   $(0.21)  $   --  $(0.21)  $11.79    (16.18)   $  4,457
9/30/03........   11.79      0.12       0.69        0.81     (0.14)      --   (0.14)   12.46      6.89       4,574




                                   Ratio of net
                   Ratio of         investment
                   expenses           income
    Period        to average        to average       Portfolio
    Ended         net assets        net assets       turnover
--------------- ----------        ------------       ---------


9/30/99........    1.45%              1.26%             123%
9/30/00........    1.44               1.01              259
9/30/01........    1.44               1.32              362
9/30/02(7).....    1.47(6)            1.39(6)           485
9/30/03........    1.49               0.86              409


9/30/99........    2.06%              0.64%             123%
9/30/00........    2.06               0.40              259
9/30/01........    2.08               0.68              362
9/30/02(7).....    2.12(6)            0.73(6)           485
9/30/03........    2.16               0.22              409


2/02/99-
  9/30/99(3)...    2.05%(4)(5)        0.71%(4)(5)       123%
9/30/00........    2.05(5)            0.38(5)           259
9/30/01........    2.05(5)            0.71(5)           362
9/30/02(7).....    2.13(5)(6)         0.72(5)(6)        485
9/30/03........    2.15(5)            0.22(5)           409


11/16/01-
 9/30/02(3)(7)#    1.33%(4)(5)(6)     1.52%(4)(5)(6)    485%
9/30/03........    1.33(5)            1.02(5)           409

--------
#  See Note 2
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Net of the following expense reimbursements (based on average net assets):

                                         9/30/99(4) 9/30/00 9/30/01 9/30/02(6) 9/30/03
                                         ---------- ------- ------- ---------- -------
Balanced Assets Class II................    1.41%    0.07%   0.06%      -- %     -- %
Balanced Assets Class I.................      --       --      --      0.19(4)  0.19

(6) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have remained the same.
(7) As disclosed in the Notes to the Financial Statements, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began accreting discount and amortizing premium on debt securities. The per share affect of this change for the period ended September 30, 2002 on investment income and realized and unrealized gain and losses was approximately $0.01 per share for all classes of shares. The effect of this change was to decrease the ratio of net investment income to average net assets by 0.05% for all classes of shares. Per share data and ratios for periods prior to September 30, 2002 have not been restated to reflect this change in accounting policy.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                     FOCUSED DIVIDEND STRATEGY PORTFOLIO
                                                     -----------------------------------
                                   Net
                               gain (loss)
                               on invest-    Total    Dividends Distri-                               Net
           Net Asset    Net    ments (both    from    from net  butions         Net Asset           Assets    Ratio of
            Value,    invest-   realized    invest-    invest-   from    Total   Value,             end of    expenses
 Period    beginning   ment        and        ment      ment    capital distri-  end of     Total   period   to average
  Ended    of period income(1) unrealized) operations  income    gains  butions  period   Return(2) (000's) net assets(3)
---------  --------- --------- ----------- ---------- --------- ------- ------- --------- --------- ------- -------------
                                                                   Class A
                                                                   -------
9/30/99...  $11.06     $0.21     $ 0.73      $ 0.94    $(0.13)  $   --  $(0.13)  $11.87      8.47%  $26,403      0.95%
9/30/00...   11.87      0.23      (1.85)      (1.62)    (0.23)   (0.35)  (0.58)    9.67    (14.09)    8,732      0.95
9/30/01...    9.67      0.23       0.73        0.96     (0.22)      --   (0.22)   10.41     10.04     7,983      0.95
9/30/02...   10.41      0.22      (0.72)      (0.50)    (0.20)      --   (0.20)    9.71     (5.07)    9,372      0.95
9/30/03...    9.71      0.24       1.17        1.41     (0.37)      --   (0.37)   10.75     14.69    45,639      0.95
                                                                   Class B
                                                                   -------
9/30/99...  $11.03     $0.14     $ 0.72      $ 0.86    $(0.08)  $   --  $(0.08)  $11.81      7.82%  $55,526      1.60%
9/30/00...   11.81      0.16      (1.84)      (1.68)    (0.16)   (0.35)  (0.51)    9.62    (14.62)   21,221      1.60
9/30/01...    9.62      0.16       0.73        0.89     (0.16)      --   (0.16)   10.35      9.30    21,674      1.60
9/30/02...   10.35      0.15      (0.74)      (0.59)    (0.13)      --   (0.13)    9.63     (5.86)   20,670      1.60
9/30/03...    9.63      0.18       1.17        1.35     (0.26)      --   (0.26)   10.72     14.07    47,369      1.60
                                                                   Class II
                                                                   --------
9/30/99...  $11.03     $0.14     $ 0.72      $ 0.86    $(0.08)  $   --  $(0.08)  $11.81      7.82%  $94,065      1.60%
9/30/00...   11.81      0.16      (1.84)      (1.68)    (0.16)   (0.35)  (0.51)    9.62    (14.62)   24,110      1.60
9/30/01...    9.62      0.15       0.74        0.89     (0.16)      --   (0.16)   10.35      9.30    21,793      1.60
9/30/02...   10.35      0.15      (0.74)      (0.59)    (0.13)      --   (0.13)    9.63     (5.86)   19,568      1.60
9/30/03...    9.63      0.18       1.16        1.34     (0.26)      --   (0.26)   10.71     13.96    69,059      1.60




           Ratio of net
            investment
              income
 Period     to average   Portfolio
  Ended    net assets(3) turnover
---------  ------------- ---------


9/30/99...     1.69%        35%
9/30/00...     2.20         57
9/30/01...     2.10         59
9/30/02...     1.96         37
9/30/03...     2.41         20


9/30/99...     1.08%        35%
9/30/00...     1.56         57
9/30/01...     1.45         59
9/30/02...     1.31         37
9/30/03...     1.79         20


9/30/99...     1.11%        35%
9/30/00...     1.50         57
9/30/01...     1.45         59
9/30/02...     1.30         37
9/30/03...     1.77         20

--------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load. Total return does not include expense reimbursements.
(3) Net of the following expense reimbursements (based on average net assets):

                                         9/30/99 9/30/00 9/30/01 9/30/02 9/30/03
                                         ------- ------- ------- ------- -------
Focused Dividend Strategy Class A.......  0.23%   0.34%   0.36%   0.29%   0.16%
Focused Dividend Strategy Class B.......  0.22    0.30    0.25    0.24    0.16
Focused Dividend Strategy Class II......  0.19    0.27    0.27    0.23    0.14

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                   INTERNATIONAL EQUITY FUND
                                                                   -------------------------
                                        Net
                                    gain (loss)
                              Net   on invest-    Total    Dividends Distri-                               Net
                  Net Asset invest- ments (both    from    from net  butions         Net Asset           Assets
                   Value,    ment    realized    invest-    invest-   from    Total   Value,             end of
     Period       beginning income      and        ment      ment    capital distri-  end of     Total   period
     Ended        of period Loss(1) unrealized) operations  income    gains  butions  period   Return(2) (000's)
----------------- --------- ------- ----------- ---------- --------- ------- ------- --------- --------- -------
                                                                            Class A
                                                                            -------
10/31/98.........  $12.46   $(0.01)   $(0.01)     $(0.02)     $--    $(0.22) $(0.22)  $12.22     (0.09)% $28,418
10/31/99.........   12.22    (0.03)     2.12        2.09       --     (0.05)  (0.05)   14.26     17.15    29,324
10/31/00.........   14.26    (0.11)     0.29        0.18       --        --      --    14.44      1.26    49,085
10/31/01.........   14.44    (0.05)    (4.40)      (4.45)      --     (1.11)  (1.11)    8.88    (33.17)   24,408
11/01/01-
 9/30/02(6)(9)...    8.88       --     (1.88)      (1.88)      --        --      --     7.00    (21.17)   30,896
9/30/03..........    7.00     0.03      1.70        1.73       --        --      --     8.73     24.71    28,720
                                                                            Class B
                                                                            -------
10/31/98.........  $12.38   $(0.09)   $   --      $(0.09)     $--    $(0.22) $(0.22)  $12.07     (0.67)% $47,817
10/31/99.........   12.07    (0.12)     2.08        1.96       --     (0.05)  (0.05)   13.98     16.29    47,342
10/31/00.........   13.98    (0.22)     0.31        0.09       --        --      --    14.07      0.64    48,901
10/31/01.........   14.07    (0.13)    (4.26)      (4.39)      --     (1.11)  (1.11)    8.57    (33.64)   26,747
11/01/01-
 9/30/02(6)(9)...    8.57    (0.06)    (1.78)      (1.84)      --       `--      --     6.73    (21.47)   25,509
9/30/03..........    6.73    (0.03)     1.64        1.61       --        --      --     8.34     23.92    24,799
                                                                           Class II
                                                                           --------
10/31/98.........  $12.38   $(0.09)   $   --      $(0.09)     $--    $(0.22) $(0.22)  $12.07     (0.67)% $ 7,982
10/31/99.........   12.07    (0.13)     2.10        1.97       --     (0.05)  (0.05)   13.99     16.37    11,709
10/31/00.........   13.99    (0.21)     0.30        0.09       --        --      --    14.08      0.64    20,367
10/31/01.........   14.08    (0.12)    (4.28)      (4.40)      --     (1.11)  (1.11)    8.57    (33.69)   12,949
11/01/01-
 9/30/02(6)(9)...    8.57    (0.06)    (1.79)      (1.85)      --        --      --     6.72    (21.59)   15,067
9/30/03..........    6.72    (0.03)     1.64        1.61       --        --      --     8.33     23.96    14,787
                                                                            Class I
                                                                            -------
11/16/01-
 9/30/02(6)(7)(9)  $ 9.09   $ 0.01    $(2.08)     $(2.07)     $--    $   --  $   --   $ 7.02    (22.77)% $15,802
9/30/03..........    7.02     0.03      1.72        1.75       --        --      --     8.77     24.93    20,499




                                      Ratio of net
                    Ratio of           investment
                    expenses             income
     Period        to average          to average        Portfolio
     Ended        net assets(4)       net assets(4)      turnover
----------------- -------------      -------------       ---------


10/31/98.........     2.03%              (0.11)%            114%
10/31/99.........     2.03               (0.23)             102
10/31/00.........     2.03(5)            (0.72)(5)           89
10/31/01.........     2.03               (0.42)             272
11/01/01-
 9/30/02(6)(9)...     1.93(3)(5)(8)      (0.06)(3)(5)(8)    230
9/30/03..........     1.90                0.35              209


10/31/98.........     2.68%              (0.74)%            114%
10/31/99.........     2.68               (0.92)             102
10/31/00.........     2.68(5)            (1.37)(5)           89
10/31/01.........     2.68               (1.14)             272
11/01/01-
 9/30/02(6)(9)...     2.56(3)(5)(8)      (0.72)(3)(5)(8)    230
9/30/03..........     2.55               (0.41)             209


10/31/98.........     2.68%              (0.71)%            114%
10/31/99.........     2.68               (0.95)             102
10/31/00.........     2.68(5)            (1.30)(5)           89
10/31/01.........     2.68               (1.13)             272
11/01/01-
 9/30/02(6)(9)...     2.55(3)(5)(8)      (0.72)(3)(5)(8)    230
9/30/03..........     2.55               (0.38)             209


11/16/01-
 9/30/02(6)(7)(9)     1.80%(3)(5)(8)      0.16%(3)(5)(8)    230%
9/30/03..........     1.80                0.43              209

--------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3) Annualized
(4) Net of the following expense reimbursements (based on average net assets):

                                         10/31/98 10/31/99 10/31/00 10/31/01 9/30/02(8) 9/30/03
                                         -------- -------- -------- -------- ---------- -------
International Equity Class A............   0.45%    0.25%    0.04%    0.03%     0.08%    0.18%
International Equity Class B............   0.48     0.24     0.04     0.06      0.14     0.13
International Equity Class II...........   0.55     0.33     0.10     0.14      0.13     0.28
International Equity Class I............     --       --       --       --      0.11     0.16

(5) The ratio reflects an expense cap which is net of custody credits of (0.01)% or waiver/reimbursements if applicable
(6) See Note 2
(7) Commencement of sale of respective class of shares
(8) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have remained the same.
(9) The Fund changed its fiscal year end from October 31 to September 30.

See Notes to Financial Statements

        SunAmerica Blue Chip Growth Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003

                                                             Value
                   Security Description            Shares   (Note 3)
          -----------------------------------------------------------
          COMMON STOCK -- 98.7%
          Aerospace & Military Technology -- 1.0%
            United Technologies Corp..............  16,000 $ 1,236,480
                                                           -----------
          Banks -- 1.8%
            Bank of America Corp..................  28,950   2,259,258
                                                           -----------
          Broadcasting & Media -- 4.1%
            Clear Channel Communications, Inc.....  35,000   1,340,500
            Time Warner, Inc.+....................  60,000     906,600
            Viacom, Inc., Class B.................  42,900   1,643,070
            Walt Disney Co........................  57,000   1,149,690
                                                           -----------
                                                             5,039,860
                                                           -----------
          Business Services -- 2.0%
            Furniture Brands International, Inc.+.  50,000   1,205,000
            Paychex, Inc..........................  35,000   1,187,550
                                                           -----------
                                                             2,392,550
                                                           -----------
          Computer Software -- 6.7%
            Adobe Systems, Inc....................  25,000     981,500
            Microsoft Corp........................ 190,000   5,280,100
            VERITAS Software Corp.+...............  60,000   1,884,000
                                                           -----------
                                                             8,145,600
                                                           -----------
          Computers & Business Equipment -- 8.3%
            Dell, Inc.+...........................  60,000   2,003,400
            EMC Corp.+............................ 120,000   1,515,600
            Hewlett-Packard Co....................  50,000     968,000
            Intel Corp............................ 130,204   3,581,912
            International Business Machines Corp..  23,000   2,031,590
                                                           -----------
                                                            10,100,502
                                                           -----------
          Conglomerate -- 3.4%
            General Electric Co................... 120,000   3,577,200
            Tyco International, Ltd...............  30,000     612,900
                                                           -----------
                                                             4,190,100
                                                           -----------
          Electronics -- 4.3%
            Applied Materials, Inc.+.............. 130,000   2,358,200
            Maxim Integrated Products, Inc........  30,000   1,185,000
            QLogic Corp.+.........................  35,000   1,645,350
                                                           -----------
                                                             5,188,550
                                                           -----------
          Energy Services -- 1.5%
            Baker Hughes, Inc.....................  20,000     591,800
            BJ Services Co.+......................  36,000   1,230,120
                                                           -----------
                                                             1,821,920
                                                           -----------
          Energy Sources -- 1.6%
            Exxon Mobil Corp......................  54,000   1,976,400
                                                           -----------
          Financial Services -- 11.8%
            American Express Co...................  49,600   2,234,976
            Capital One Financial Corp............  40,000   2,281,600

                                                              Value
                   Security Description             Shares   (Note 3)
        --------------------------------------------------------------
        Financial Services -- (continued)
          Citigroup, Inc...........................  91,232 $ 4,151,968
          Goldman Sachs Group, Inc.................  15,000   1,258,500
          Merrill Lynch & Co., Inc.................  34,250   1,833,403
          Morgan Stanley Dean Witter & Co..........  30,000   1,513,800
          SLM Corp.................................  30,000   1,168,800
                                                            -----------
                                                             14,443,047
                                                            -----------
        Food, Beverage & Tobacco -- 2.1%
          Coca-Cola Co.............................  32,800   1,409,088
          PepsiCo, Inc.............................  25,275   1,158,353
                                                            -----------
                                                              2,567,441
                                                            -----------
        Household Products -- 1.9%
          Estee Lauder Cos., Inc., Class A.........  20,000     682,000
          Procter & Gamble Co......................  17,500   1,624,350
                                                            -----------
                                                              2,306,350
                                                            -----------
        Insurance -- 2.4%
          Berkshire Hathaway, Inc.+................   1,150   2,870,400
                                                            -----------
        Internet Content -- 0.7%
          Yahoo!, Inc.+............................  25,000     884,500
                                                            -----------
        Internet Software -- 1.8%
          BEA Systems, Inc.+....................... 180,000   2,169,000
                                                            -----------
        Leisure & Tourism -- 4.1%
          Carnival Corp............................  50,000   1,644,500
          Mandalay Resort Group....................  35,000   1,386,350
          Southwest Airlines Co.................... 110,000   1,947,000
                                                            -----------
                                                              4,977,850
                                                            -----------
        Machinery -- 2.1%
          Cooper Industries, Ltd., Class A.........  25,000   1,200,750
          Deere & Co...............................  25,000   1,332,750
                                                            -----------
                                                              2,533,500
                                                            -----------
        Medical Products -- 3.8%
          Chiron Corp.+............................  25,000   1,292,250
          Genzyme Corp.+...........................  25,000   1,156,250
          Johnson & Johnson........................  45,000   2,228,400
                                                            -----------
                                                              4,676,900
                                                            -----------
        Metals & Mining -- 1.1%
          Alcoa, Inc...............................  50,000   1,308,000
                                                            -----------
        Pharmaceuticals -- 9.0%
          Amgen, Inc.+.............................  46,611   3,009,672
          Bristol-Myers Squibb Co..................  50,000   1,283,000
          Merck & Co., Inc.........................  29,100   1,473,042
          Pfizer, Inc.............................. 135,045   4,102,667
          Teva Pharmaceutical Industries, Ltd. ADR.  20,000   1,143,000
                                                            -----------
                                                             11,011,381
                                                            -----------

        SunAmerica Blue Chip Growth Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (continued)

                                                             Value
                   Security Description           Shares    (Note 3)
          -----------------------------------------------------------
          COMMON STOCKS (continued)
          Restaurants -- 1.0%
            Applebees International, Inc.........  40,000 $  1,259,200
                                                          ------------
          Retail Stores -- 10.9%
            Amazon.com, Inc.+....................  50,000    2,418,000
            Coach, Inc.+.........................  30,000    1,638,000
            Home Depot, Inc......................  35,000    1,114,750
            Masco Corp...........................  50,000    1,224,000
            Target Corp..........................  35,000    1,317,050
            Tiffany & Co.........................  40,000    1,493,200
            Wal-Mart Stores, Inc.................  72,400    4,043,540
                                                          ------------
                                                            13,248,540
                                                          ------------
          Telecommunications -- 8.9%
            AT&T Wireless Services, Inc.+........ 150,000    1,227,000
            Cisco Systems, Inc.+................. 210,000    4,103,400
            EchoStar Communications Corp.,
             Class A+............................  45,000    1,722,150
            Nextel Communications, Inc.,
             Class A+............................ 130,000    2,559,700
            Vodafone Group, PLC ADR..............  60,000    1,215,000
                                                          ------------
                                                            10,827,250
                                                          ------------
          Transportation -- 2.4%
            FedEx Corp...........................  27,000    1,739,610
            United Parcel Service, Inc., Class B.  19,000    1,212,200
                                                          ------------
                                                             2,951,810
                                                          ------------
          Total Investment Securities -- 98.7%
             (cost $114,367,578).................          120,386,389
                                                          ------------

                                               Principal
                                                 Amount        Value
               Security Description          (in thousands)   (Note 3)
       ------------------------------------------------------------------
       REPURCHASE AGREEMENT -- 1.6%
         Joint Repurchase Agreement with
          State Street Bank & Trust Co.
          (Note 3)
          (cost $1,941,000).................     $1,941     $  1,941,000
                                                            ------------
       TOTAL INVESTMENTS --
          (cost $116,308,578)...............      100.3%     122,327,389
       Liabilities in excess of other assets       (0.3)        (329,000)
                                                 ------     ------------
       NET ASSETS --                              100.0%    $121,998,389
                                                 ======     ============

--------
+    Non-income producing security
ADR -- AmericanDepository Receipt

See Notes to Financial Statements

        SunAmerica Growth Opportunities Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003

                                                             Value
                   Security Description            Shares   (Note 3)
          -----------------------------------------------------------
          COMMON STOCK -- 79.7%
          Aerospace & Military Technology -- 0.8%
            Empresa Brasileira de Aeronautica ADR.  50,000 $ 1,055,000
                                                           -----------
          Broadcasting & Media -- 0.8%
            Westwood One, Inc.+...................  35,000   1,056,650
                                                           -----------
          Business Services -- 1.9%
            Corrections Corp. of America+.........      28         691
            CSG Systems International, Inc.+......  50,000     738,500
            Fastenal Co...........................  30,000   1,134,000
            Herman Miller, Inc....................  30,000     683,100
                                                           -----------
                                                             2,556,291
                                                           -----------
          Communication Equipment -- 3.1%
            Advanced Fibre Communications, Inc.+.. 100,000   2,097,000
            Intersil Corp., Class A+..............  50,000   1,190,000
            LSI Logic Corp.+...................... 100,000     899,000
                                                           -----------
                                                             4,186,000
                                                           -----------
          Computer Software -- 3.4%
            DST Systems, Inc.+....................  60,000   2,256,000
            Fiserv, Inc.+.........................  30,000   1,086,900
            FutureLink Corp.+.....................  11,714           2
            Manhattan Associates, Inc.+...........  50,000   1,294,500
                                                           -----------
                                                             4,637,402
                                                           -----------
          Computers & Business Equipment -- 0.7%
          Network Appliance, Inc.+................  45,000     923,850
                                                           -----------
          Education -- 1.7%
            Apollo Group, Inc., Class A+..........  17,000   1,122,510
            Corinthian Colleges, Inc.+............  20,000   1,143,200
                                                           -----------
                                                             2,265,710
                                                           -----------
          Electronics -- 8.5%
            American Power Conversion Corp........  25,000     428,500
            AMETEK, Inc...........................  30,000   1,285,800
            AMIS Holdings, Inc.+..................   7,000     129,220
            Analog Devices, Inc.+.................  25,000     950,500
            Cymer, Inc.+..........................  30,000   1,236,000
            Cypress Semiconductor Corp.+.......... 200,000   3,536,000
            Lam Research Corp.+...................  46,600   1,032,190
            MEMC Electronic Materials, Inc.+...... 100,000   1,091,000
            Sigmatel, Inc.+.......................   3,000      61,830
            Teradyne, Inc.+....................... 100,000   1,860,000
                                                           -----------
                                                            11,611,040
                                                           -----------
          Energy Services -- 5.8%
            BJ Services Co.+......................  35,000   1,195,950
            ENSCO International, Inc..............   9,800     262,836

                                                                 Value
                   Security Description                Shares   (Note 3)
      ------------------------------------------------------------------

      Energy Services -- (continued)
        GlobalSantaFe Corp............................  50,000 $1,197,500
        Key Energy Services, Inc.+....................  85,700    827,005
        Nabors Industries, Ltd.+......................  49,200  1,833,192
        Pride International, Inc.+.................... 154,700  2,622,165
                                                               ----------
                                                                7,938,648
                                                               ----------
      Energy Sources -- 0.8%
        Cross Timbers Royalty Trust...................     369      7,749
        XTO Energy, Inc...............................  50,000  1,049,500
                                                               ----------
                                                                1,057,249
                                                               ----------
      Financial Services -- 3.0%
        Capital One Financial Corp....................  40,000  2,281,600
        Golden West Financial Corp....................  20,000  1,790,200
                                                               ----------
                                                                4,071,800
                                                               ----------
      Food, Beverage & Tobacco -- 1.0%
        Campbell Soup Co..............................  50,000  1,325,000
                                                               ----------
      Health Services -- 1.6%
        Caremark Rx, Inc.+............................  30,000    678,000
        Centene Corp.+................................  30,000    911,700
        United Surgical Partners International, Inc.+   20,000    566,000
                                                               ----------
                                                                2,155,700
                                                               ----------
      Insurance -- 6.6%
        Anthem, Inc.+.................................  20,000  1,426,600
        First Health Group Corp.+.....................  40,000  1,046,000
        Montpelier Re Holdings, Ltd.+.................  25,000    753,750
        Platinum Underwriters Holdings, Ltd...........  45,000  1,264,500
        SAFECO Corp...................................  60,000  2,115,600
        Scottish Annuity & Life Holdings, Ltd.........   7,000    169,050
        St. Paul Cos., Inc............................  60,000  2,221,800
                                                               ----------
                                                                8,997,300
                                                               ----------
      Internet Software -- 2.7%
        BEA Systems, Inc.+............................ 100,000  1,205,000
        Symantec Corp.+...............................  40,000  2,520,800
                                                               ----------
                                                                3,725,800
                                                               ----------
      Leisure & Tourism -- 5.6%
        GTECH Holdings Corp...........................  30,000  1,285,500
        International Game Technology.................  40,000  1,126,000
        JetBlue Airways Corp.+........................  45,000  2,743,650
        Mandalay Resort Group.........................  40,000  1,584,400
        Royal Caribbean Cruises, Ltd..................  30,000    843,300
                                                               ----------
                                                                7,582,850
                                                               ----------

        SunAmerica Growth Opportunities Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (continued)


                                                            Value
                   Security Description           Shares   (Note 3)
          --------------------------------------
          COMMON STOCKS (continued)
          Machinery -- 4.9%
            Cooper Industries, Ltd., Class A.....  20,000 $   960,600
            Graco, Inc...........................  30,000   1,126,500
            Ingersoll-Rand Co., Ltd., Class A....  25,000   1,336,000
            Parker-Hannifin Corp.................  30,000   1,341,000
            Terex Corp.+.........................  30,000     555,900
            Toro Co..............................  30,000   1,350,000
                                                          -----------
                                                            6,670,000
                                                          -----------
          Medical Products -- 1.7%
            ID Biomedical Corp.+.................  80,000   1,399,200
            INAMED Corp.+........................  11,800     866,710
                                                          -----------
                                                            2,265,910
                                                          -----------
          Metals & Mining -- 0.4%
            Worthington Industries, Inc..........  50,000     628,000
                                                          -----------
          Pharmaceuticals -- 13.5%
            Biovail Corp.+.......................  60,000   2,229,000
            Cephalon, Inc.+......................  72,000   3,306,240
            Integra Lifesciences Holdings Corp.+. 152,900   4,325,541
            Medicines Co.+.......................  50,000   1,300,000
            MGI Pharma, Inc.+....................  20,000     785,200
            Pharmaceutical Resources, Inc.+......  50,000   3,411,000
            Sepracor, Inc.+......................  50,000   1,377,000
            Watson Pharmaceuticals, Inc.+........  40,000   1,667,600
                                                          -----------
                                                           18,401,581
                                                          -----------
          Restaurants -- 1.7%
            Applebees International, Inc.........  40,000   1,259,200
            Landry's Restaurants, Inc............  50,000   1,030,000
                                                          -----------
                                                            2,289,200
                                                          -----------
          Retail Stores -- 4.2%
            Coach, Inc.+.........................  30,000   1,638,000
            Foot Locker, Inc..................... 100,000   1,620,000
            HON INDUSTRIES, Inc..................  30,000   1,108,800
            Williams Sonoma, Inc.+...............  50,000   1,349,000
                                                          -----------
                                                            5,715,800
                                                          -----------

                                               Shares/
                                              Principal
                                                Amount        Value
               Security Description         (in thousands)   (Note 3)
         -------------------------------------------------------------

         Telecommunications -- 4.5%
           Avaya, Inc.+....................     50,000     $    545,000
           Comcast Corp., Class A,
            Special+.......................     40,000        1,181,600
           EchoStar Communications Corp.,
            Class A+.......................    113,950        4,360,866
                                                           ------------
                                                              6,087,466
                                                           ------------
         Transportation -- 0.8%
           C.H. Robinson Worldwide, Inc....     30,000        1,116,300
                                                           ------------
         Total Investment Securities -- 79.7%
            (cost $97,045,940).............                 108,320,547
                                                           ------------
         REPURCHASE AGREEMENT -- 15.9%
           Joint Repurchase Agreement with
            State Street Bank & Trust Co.
            (Note 3).......................        662          662,000
           Joint Repurchase Agreement with
            UBS Warburg, LLC (Note 3)......     21,000       21,000,000
                                                           ------------
         Total Repurchase Agreement
            (cost $21,662,000).............                  21,662,000
                                                           ------------
         TOTAL INVESTMENTS --
            (cost $118,707,940)............       95.6%     129,982,547
         Other assets less liabilities.....        4.4        6,018,448
                                               -------     ------------
         NET ASSETS --                           100.0%    $136,000,995
                                               =======     ============

--------
ADR -- AmericanDepository Receipt
+    Non-income producing security

See Notes to Financial Statements

        SunAmerica New Century Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003


                                                            Value
                    Security Description          Shares   (Note 3)
            -------------------------------------------------------
            COMMON STOCK -- 101.7%
            Banks -- 3.6%
              Hibernia Corp., Class A............  85,000 $1,722,100
              Wachovia Corp......................  53,100  2,187,189
                                                          ----------
                                                           3,909,289
                                                          ----------
            Broadcasting & Media -- 4.4%
              Fox Entertainment Group, Inc.,
               Class A+..........................  26,900    752,931
              Lin TV Corp.+......................  33,250    706,895
              Monster Worldwide, Inc.+...........  52,000  1,309,360
              Radio One, Inc.+...................  36,100    518,396
              Westwood One, Inc.+................  49,300  1,488,367
                                                          ----------
                                                           4,775,949
                                                          ----------
            Business Services -- 4.8%
              Kroll, Inc.+.......................  50,000    930,000
              Paychex, Inc.......................  52,600  1,784,718
              Stericycle, Inc.+..................  30,600  1,443,402
              Waste Connections, Inc.+...........  31,200  1,094,808
                                                          ----------
                                                           5,252,928
                                                          ----------
            Communication Equipment -- 5.2%
              Foundry Networks, Inc.+............  75,600  1,626,156
              Intersil Corp., Class A+...........  58,000  1,380,400
              Marvell Technology Group, Ltd.+....  70,500  2,661,375
                                                          ----------
                                                           5,667,931
                                                          ----------
            Computer Software -- 8.2%
              CACI International, Inc., Class A+.  38,900  1,666,865
              Citrix Systems, Inc.+..............  66,700  1,472,736
              Cognos, Inc.+......................  46,800  1,451,736
              Netscreen Technologies, Inc.+......  61,200  1,360,476
              PeopleSoft, Inc.+..................  47,300    860,387
              VERITAS Software Corp.+............  66,700  2,094,380
                                                          ----------
                                                           8,906,580
                                                          ----------
            Computers & Business Equipment -- 2.5%
              EMC Corp.+......................... 212,000  2,677,560
                                                          ----------
            Education -- 2.4%
              Apollo Group, Inc., Class A+.......  29,750  1,964,392
              Career Education Corp.+............  13,800    625,140
                                                          ----------
                                                           2,589,532
                                                          ----------
            Electronics -- 8.4%
              AMIS Holdings, Inc.+...............   4,500     83,070
              ATMI, Inc.+........................  61,300  1,549,051
              Business Objects SA ADR+...........  65,900  1,644,205
              KLA-Tencor Corp.+..................  41,600  2,138,240
              Novellus Systems, Inc.+............  48,300  1,630,125

                                                             Value
                    Security Description           Shares   (Note 3)
           ---------------------------------------------------------

           Electronics (continued)
             Rockwell Automation, Inc.............  78,000 $2,047,500
                                                           ----------
                                                            9,092,191
                                                           ----------
           Energy Services -- 3.0%
             BJ Services Co.+.....................  23,800    813,246
             Patterson-UTI Energy, Inc.+..........  19,400    525,158
             Pride International, Inc.+...........  43,700    740,715
             Smith International, Inc.+...........  34,400  1,237,712
                                                           ----------
                                                            3,316,831
                                                           ----------
           Energy Sources -- 1.5%
             Apache Corp..........................  13,740    952,732
             Burlington Resources, Inc............  13,400    645,880
                                                           ----------
                                                            1,598,612
                                                           ----------
           Entertainment Products -- 2.1%
             Digital Theater Systems, Inc.+.......  25,000    712,025
             Leapfrog Enterprises, Inc.+..........  41,800  1,588,400
                                                           ----------
                                                            2,300,425
                                                           ----------
           Financial Services -- 8.2%
             Charles Schwab & Co., Inc............ 149,200  1,776,972
             Goldman Sachs Group, Inc.............  19,300  1,619,270
             Lehman Brothers Holdings, Inc........  23,800  1,644,104
             Morgan Stanley Dean Witter & Co......  22,100  1,115,166
             SLM Corp.............................  70,500  2,746,680
                                                           ----------
                                                            8,902,192
                                                           ----------
           Health Services -- 3.4%
             Centene Corp.+.......................  47,200  1,434,408
             Select Medical Corp.+................  43,600  1,255,680
             Weight Watchers International, Inc.+.  23,500    977,600
                                                           ----------
                                                            3,667,688
                                                           ----------
           Household Products -- 1.2%
             Yankee Candle, Inc.+.................  50,200  1,279,096
                                                           ----------
           Internet Content -- 3.3%
             Yahoo!, Inc.+........................ 101,300  3,583,994
                                                           ----------
           Internet Software -- 2.0%
             BEA Systems, Inc.+................... 181,200  2,183,460
                                                           ----------
           Leisure & Tourism -- 2.1%
             JetBlue Airways Corp.+...............  36,750  2,240,648
                                                           ----------
           Machinery -- 1.2%
             Cummins, Inc.........................  29,900  1,328,457
                                                           ----------
           Medical Products -- 6.7%
             Boston Scientific Corp.+.............  17,200  1,097,360

        SunAmerica New Century Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (continued)


                                                              Value
                    Security Description             Shares  (Note 3)
         ------------------------------------------------------------
         COMMON STOCK (continued)
         Medical Products (continued)
           Cytyc Corp.+............................. 70,400 $1,058,816
           MedImmune, Inc.+......................... 90,300  2,980,803
           Millennium Pharmaceuticals, Inc.+........ 28,400    437,076
           Neurocrine Biosciences, Inc.+............ 34,900  1,728,248
                                                            ----------
                                                             7,302,303
                                                            ----------
         Pharmaceuticals -- 7.5%
           Amgen, Inc.+............................. 31,600  2,040,412
           Gilead Sciences, Inc.+................... 30,900  1,728,237
           Mylan Labs, Inc.......................... 28,300  1,093,795
           Teva Pharmaceutical Industries, Ltd. ADR. 57,200  3,268,980
                                                            ----------
                                                             8,131,424
                                                            ----------
         Restaurants -- 1.8%
           Applebees International, Inc............. 20,300    639,044
           Ruby Tuesday, Inc........................ 53,400  1,287,474
                                                            ----------
                                                             1,926,518
                                                            ----------
         Retail Stores -- 8.2%
           99 Cents Only Stores+.................... 45,900  1,484,406
           Amazon.com, Inc.+........................ 61,000  2,949,960
           Chico's FAS, Inc.+....................... 37,000  1,133,680
           Coach, Inc.+............................. 27,800  1,517,880
           Gymboree Corp.+.......................... 37,500    528,375
           Williams Sonoma, Inc.+................... 47,200  1,273,456
                                                            ----------
                                                             8,887,757
                                                            ----------

                                                            Value
                  Security Description           Shares    (Note 3)
          ------------------------------------------------------------

          Telecommunications -- 7.0%
            EchoStar Communications Corp.,
             Class A+..........................  69,100  $  2,644,457
            Nextel Communications, Inc.,
             Class A+.......................... 141,800     2,792,042
            Sonus Networks, Inc.+.............. 305,000     2,113,650
                                                         ------------
                                                            7,550,149
                                                         ------------
          Transportation -- 3.0%
            Heartland Express, Inc.............  53,313     1,280,578
            J.B. Transport Services, Inc.+.....  76,400     1,987,928
                                                         ------------
                                                            3,268,506
                                                         ------------
          Total Investment Securities -- 101.7%
             (cost $90,730,022)................           110,340,020
                                                         ------------
          TOTAL INVESTMENTS --
             (cost $90,730,022)................   101.7%  110,340,020
          Liabilities in excess of other assets    (1.7)   (1,819,348)
                                                -------  ------------
          NET ASSETS --                           100.0% $108,520,672
                                                =======  ============

--------
+     Non-income producing security
ADR -- AmericanDepository Receipt

See Notes to Financial Statements

        SunAmerica Growth and Income Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003


                                                             Value
                   Security Description            Shares   (Note 3)
          -----------------------------------------------------------
          COMMON STOCK -- 99.0%
          Aerospace & Military Technology -- 2.7%
            Boeing Co.............................  33,800 $ 1,160,354
            Honeywell International, Inc..........  78,900   2,079,015
            United Technologies Corp..............  27,300   2,109,744
                                                           -----------
                                                             5,349,113
                                                           -----------
          Automotive -- 1.1%
            Ford Motor Co......................... 195,200   2,102,304
                                                           -----------
          Banks -- 4.0%
            Bank of America Corp..................  72,000   5,618,880
            Mellon Financial Corp.................  79,500   2,396,130
                                                           -----------
                                                             8,015,010
                                                           -----------
          Broadcasting & Media -- 3.5%
            Clear Channel Communications, Inc.....  45,100   1,727,330
            Time Warner, Inc.+....................  85,600   1,293,416
            Viacom, Inc., Class B.................  54,100   2,072,030
            Walt Disney Co........................  92,700   1,869,759
                                                           -----------
                                                             6,962,535
                                                           -----------
          Business Services -- 1.0%
            Paychex, Inc..........................  58,600   1,988,298
                                                           -----------
          Computer Software -- 6.3%
            Computer Associates International,
             Inc..................................  90,100   2,352,511
            Microsoft Corp........................ 270,200   7,508,858
            VERITAS Software Corp.+...............  87,800   2,756,920
                                                           -----------
                                                            12,618,289
                                                           -----------
          Computers & Business Equipment -- 7.7%
            Dell, Inc.+...........................  94,500   3,155,355
            EMC Corp.+............................ 180,100   2,274,663
            Hewlett-Packard Co.................... 112,500   2,178,000
            Intel Corp............................ 171,100   4,706,961
            International Business Machines Corp..  34,400   3,038,552
                                                           -----------
                                                            15,353,531
                                                           -----------
          Conglomerate -- 3.9%
            General Electric Co................... 186,000   5,544,660
            Tyco International, Ltd............... 108,000   2,206,440
                                                           -----------
                                                             7,751,100
                                                           -----------
          Electronics -- 2.1%
            Applied Materials, Inc.+.............. 180,100   3,267,014
            Maxim Integrated Products, Inc........  24,400     963,800
                                                           -----------
                                                             4,230,814
                                                           -----------

                                                           Value
                   Security Description          Shares   (Note 3)
           --------------------------------------------------------

           Energy Services -- 1.5%
             Baker Hughes, Inc..................  31,500 $   932,085
             BJ Services Co.+...................  63,000   2,152,710
                                                         -----------
                                                           3,084,795
                                                         -----------
           Energy Sources -- 2.7%
             Exxon Mobil Corp................... 145,200   5,314,320
                                                         -----------
           Financial Services -- 13.5%
             American Express Co................  40,600   1,829,436
             Capital One Financial Corp.........  54,000   3,080,160
             CIT Group, Inc.....................  74,400   2,139,744
             Citigroup, Inc..................... 148,500   6,758,235
             Goldman Sachs Group, Inc...........  24,400   2,047,160
             J.P. Morgan Chase & Co.............  72,000   2,471,760
             Merrill Lynch & Co., Inc...........  49,500   2,649,735
             Morgan Stanley Dean Witter & Co....  56,900   2,871,174
             SLM Corp...........................  34,500   1,344,120
             Wells Fargo & Co...................  34,500   1,776,750
                                                         -----------
                                                          26,968,274
                                                         -----------
           Food, Beverage & Tobacco -- 3.2%
             Altria Group, Inc..................  45,000   1,971,000
             Coca-Cola Co.......................  60,400   2,594,784
             PepsiCo, Inc.......................  40,600   1,860,698
                                                         -----------
                                                           6,426,482
                                                         -----------
           Forest Products -- 1.1%
             MeadWestvaco Corp..................  87,800   2,238,900
                                                         -----------
           Household Products -- 2.0%
             Estee Lauder Cos., Inc., Class A...  45,100   1,537,910
             Procter & Gamble Co................  26,900   2,496,858
                                                         -----------
                                                           4,034,768
                                                         -----------
           Insurance -- 2.7%
             Berkshire Hathaway, Inc.+..........   1,500   3,744,000
             Travelers Property Casualty Corp.,
              Class A........................... 108,000   1,715,040
                                                         -----------
                                                           5,459,040
                                                         -----------
           Internet Content -- 0.6%
             Yahoo!, Inc.+......................  36,000   1,273,680
                                                         -----------
           Leisure & Tourism -- 4.0%
             Carnival Corp......................  81,000   2,664,090
             Hilton Hotels Corp................. 146,400   2,374,608
             Southwest Airlines Co.............. 170,200   3,012,540
                                                         -----------
                                                           8,051,238
                                                         -----------

        SunAmerica Growth and Income Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (continued)


                                                             Value
                   Security Description            Shares   (Note 3)
          -----------------------------------------------------------
          COMMON STOCK (continued)
          Machinery -- 2.4%
            Deere & Co............................  53,700 $ 2,862,747
            Ingersoll-Rand Co., Ltd., Class A.....  34,200   1,827,648
                                                           -----------
                                                             4,690,395
                                                           -----------
          Medical Products -- 3.7%
            Chiron Corp.+.........................  43,900   2,269,191
            Genzyme Corp.+........................  43,900   2,030,375
            Johnson & Johnson.....................  63,400   3,139,568
                                                           -----------
                                                             7,439,134
                                                           -----------
          Metals & Mining -- 2.0%
            Alcoa, Inc............................  81,000   2,118,960
            Freeport-McMoRan Copper & Gold, Inc.,
             Class B..............................  58,600   1,939,660
                                                           -----------
                                                             4,058,620
                                                           -----------
          Pharmaceuticals -- 7.6%
            Amgen, Inc.+..........................  45,000   2,905,650
            Bristol-Myers Squibb Co...............  90,100   2,311,966
            Merck & Co., Inc......................  45,000   2,277,900
            Pfizer, Inc........................... 184,550   5,606,629
            Teva Pharmaceutical Industries, Ltd.
             ADR..................................  36,000   2,057,400
                                                           -----------
                                                            15,159,545
                                                           -----------
          Restaurants -- 1.4%
            Applebees International, Inc..........  90,100   2,836,348
                                                           -----------
          Retail Stores -- 8.2%
            Coach, Inc.+..........................  49,500   2,702,700
            Home Depot, Inc.......................  58,500   1,863,225
            Masco Corp............................  97,600   2,389,248
            Target Corp...........................  48,800   1,836,344
            Tiffany & Co..........................  63,000   2,351,790
            Wal-Mart Stores, Inc..................  91,800   5,127,030
                                                           -----------
                                                            16,270,337
                                                           -----------

                                                   Shares/
                                                  Principal
                                                    Amount        Value
               Security Description             (in thousands)   (Note 3)
     ---------------------------------------------------------------------

     Telecommunications -- 7.2%
       AT&T Wireless Services, Inc.+...........    360,100     $  2,945,618
       Cisco Systems, Inc.+....................    180,100        3,519,154
       EchoStar Communications Corp.,
        Class A+...............................     58,600        2,242,622
       Nextel Communications, Inc.,
        Class A+...............................    199,600        3,930,124
       Vodafone Group, PLC ADR.................     81,000        1,640,250
                                                               ------------
                                                                 14,277,768
                                                               ------------
     Transportation -- 2.0%
       FedEx Corp..............................     31,500        2,029,545
       United Parcel Service, Inc., Class B....     29,700        1,894,860
                                                               ------------
                                                                  3,924,405
                                                               ------------
     Utilities -- 0.9%
       Southern Co.............................     63,000        1,847,160
                                                               ------------

     Total Investment Securities -- 99.0%
        (cost $192,425,877)....................                 197,726,203

     REPURCHASE AGREEMENT -- 0.6%
       Joint Repurchase Agreement with
        State Street Bank & Trust Co. (Note 3)
        (cost $1,146,000)......................      1,146        1,146,000
                                                               ------------
     TOTAL INVESTMENTS --
        (cost $193,571,877)....................       99.6%    $198,872,203
     Other assets less liabilities.............        0.4          824,096
                                                   -------     ------------
     NET ASSETS --                                   100.0%    $199,696,299
                                                   =======     ============

--------
ADR -- AmericanDepositary Receipt
+     Non-income producing security

See Notes to Financial Statements

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003


                                                              Value
                   Security Description             Shares   (Note 3)
         -------------------------------------------------------------
         COMMON STOCK -- 62.2%
         Aerospace & Military Technology  -- 1.6%
           Boeing Co...............................  22,200 $   762,126
           Honeywell International, Inc............  62,100   1,636,335
           United Technologies Corp................  22,100   1,707,888
                                                            -----------
                                                              4,106,349
                                                            -----------
         Automotive -- 0.7%
           Ford Motor Co........................... 163,100   1,756,587
                                                            -----------
         Banks -- 2.3%
           Bank of America Corp....................  50,900   3,972,236
           Mellon Financial Corp...................  63,900   1,925,946
                                                            -----------
                                                              5,898,182
                                                            -----------
         Broadcasting & Media -- 2.0%
           Clear Channel Communications, Inc.......  34,100   1,306,030
           Time Warner, Inc.+......................  69,900   1,056,189
           Viacom, Inc., Class B...................  34,000   1,302,200
           Walt Disney Co..........................  67,400   1,359,458
                                                            -----------
                                                              5,023,877
                                                            -----------
         Business Services -- 0.7%
           Paychex, Inc............................  50,000   1,696,500
                                                            -----------
         Computer Software -- 4.0%
           Computer Associates International, Inc..  68,200   1,780,702
           Microsoft Corp.......................... 217,900   6,055,441
           VERITAS Software Corp.+.................  69,700   2,188,580
                                                            -----------
                                                             10,024,723
                                                            -----------
         Computers & Business Equipment -- 4.7%
           Dell, Inc.+.............................  68,200   2,277,198
           EMC Corp.+.............................. 144,900   1,830,087
           Hewlett-Packard Co......................  72,400   1,401,664
           Intel Corp.............................. 139,300   3,832,143
           International Business Machines Corp....  29,500   2,605,735
                                                            -----------
                                                             11,946,827
                                                            -----------
         Conglomerate -- 2.3%
           General Electric Co..................... 146,800   4,376,108
           Tyco International, Ltd.................  76,800   1,569,024
                                                            -----------
                                                              5,945,132
                                                            -----------
         Electronics -- 1.2%
           Applied Materials, Inc.+................ 127,300   2,309,222
           Maxim Integrated Products, Inc..........  19,300     762,350
                                                            -----------
                                                              3,071,572
                                                            -----------

                                                           Value
                   Security Description          Shares   (Note 3)
           --------------------------------------------------------

           Energy Services -- 0.9%
             Baker Hughes, Inc..................  21,400 $   633,226
             BJ Services Co.+...................  51,700   1,766,589
                                                         -----------
                                                           2,399,815
                                                         -----------
           Energy Sources -- 1.7%
             Exxon Mobil Corp................... 115,000   4,209,000
                                                         -----------
           Financial Services -- 8.7%
             American Express Co................  49,700   2,239,482
             Capital One Financial Corp.........  51,000   2,909,040
             CIT Group, Inc.....................  67,400   1,938,424
             Citigroup, Inc.....................  97,100   4,419,021
             Goldman Sachs Group, Inc...........  20,000   1,678,000
             J.P. Morgan Chase & Co.............  59,700   2,049,501
             Merrill Lynch & Co., Inc...........  41,800   2,237,554
             Morgan Stanley Dean Witter & Co....  40,200   2,028,492
             SLM Corp...........................  31,500   1,227,240
             Wells Fargo & Co...................  25,400   1,308,100
                                                         -----------
                                                          22,034,854
                                                         -----------
           Food, Beverage & Tobacco -- 2.0%
             Altria Group, Inc..................  36,400   1,594,320
             Coca-Cola Co.......................  47,200   2,027,712
             PepsiCo, Inc.......................  30,000   1,374,900
                                                         -----------
                                                           4,996,932
                                                         -----------
           Forest Products -- 0.6%
             MeadWestvaco Corp..................  60,000   1,530,000
                                                         -----------
           Household Products -- 1.2%
             Estee Lauder Cos., Inc., Class A...  34,100   1,162,810
             Procter & Gamble Co................  21,300   1,977,066
                                                         -----------
                                                           3,139,876
                                                         -----------
           Insurance -- 1.8%
             Berkshire Hathaway, Inc.+..........   1,200   2,995,200
             Travelers Property Casualty Corp.,
              Class A...........................  93,700   1,487,956
                                                         -----------
                                                           4,483,156
                                                         -----------
           Internet Content -- 0.4%
             Yahoo!, Inc.+......................  29,800   1,054,324
                                                         -----------
           Leisure & Tourism -- 2.5%
             Carnival Corp......................  59,700   1,963,533
             Hilton Hotels Corp................. 120,000   1,946,400
             Southwest Airlines Co.............. 140,600   2,488,620
                                                         -----------
                                                           6,398,553
                                                         -----------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (continued)


                                                             Value
                   Security Description            Shares   (Note 3)
          -----------------------------------------------------------
          COMMON STOCK (continued)
          Machinery -- 1.6%
            Deere & Co............................  47,000 $ 2,505,570
            Ingersoll-Rand Co., Ltd., Class A.....  28,900   1,544,416
                                                           -----------
                                                             4,049,986
                                                           -----------
          Medical Products -- 2.3%
            Chiron Corp.+.........................  33,700   1,741,953
            Genzyme Corp.+........................  33,700   1,558,625
            Johnson & Johnson.....................  53,000   2,624,560
                                                           -----------
                                                             5,925,138
                                                           -----------
          Metals & Mining -- 1.6%
            Alcoa, Inc............................  85,200   2,228,832
            Freeport-McMoRan Copper & Gold, Inc.,
             Class B..............................  51,900   1,717,890
                                                           -----------
                                                             3,946,722
                                                           -----------
          Pharmaceuticals -- 4.8%
            Amgen, Inc.+..........................  25,800   1,665,906
            Bristol-Myers Squibb Co...............  93,700   2,404,342
            Merck & Co., Inc......................  36,500   1,847,630
            Pfizer, Inc........................... 150,360   4,567,937
            Teva Pharmaceutical Industries, Ltd.
             ADR..................................  27,100   1,548,765
                                                           -----------
                                                            12,034,580
                                                           -----------
          Restaurants -- 1.0%
            Applebees International, Inc..........  81,500   2,565,620
                                                           -----------
          Retail Stores -- 5.2%
            Coach, Inc.+..........................  37,300   2,036,580
            Home Depot, Inc.......................  46,900   1,493,765
            Masco Corp............................  75,000   1,836,000
            Target Corp...........................  40,000   1,505,200
            Tiffany & Co..........................  51,100   1,907,563
            Wal-Mart Stores, Inc..................  79,000   4,412,150
                                                           -----------
                                                            13,191,258
                                                           -----------
          Telecommunications -- 4.4%
            AT&T Wireless Services, Inc.+......... 278,100   2,274,858
            Cisco Systems, Inc.+.................. 121,200   2,368,248
            EchoStar Communications Corp.,
             Class A+.............................  48,200   1,844,614
            Nextel Communications, Inc., Class A+. 163,000   3,209,470
            Vodafone Group, PLC ADR...............  68,200   1,381,050
                                                           -----------
                                                            11,078,240
                                                           -----------

                                                 Shares/
                                                Principal
                                                  Amount        Value
               Security Description           (in thousands)   (Note 3)
       -----------------------------------------------------------------

       Transportation -- 1.4%
         FedEx Corp..........................     28,000     $  1,804,040
         United Parcel Service, Inc.,
          Class B............................     25,300        1,614,140
                                                             ------------
                                                                3,418,180
                                                             ------------
       Utilities -- 0.6%
         Southern Co.........................     51,100        1,498,252
                                                             ------------
       Total Common Stock
          (cost $151,483,758)................                 157,424,235
                                                             ------------
       CORPORATE BONDS -- 12.4%
       Banks -- 2.4%
         Bank of New York Co., Inc.
          2.20% due 5/12/06..................      2,000        2,011,938
         Bank One Corp.
          2.63% due 6/30/08..................      2,000        1,938,552
         KfW Kreditanstalt fuer Wiederaufbau
          2.38% due 9/25/06..................      2,000        2,011,966
                                                             ------------
                                                                5,962,456
                                                             ------------
       Financial Services -- 7.5%
         BP Capital, PLC
          2.63% due 3/15/07..................      1,000        1,005,983
         Citigroup, Inc.
          3.50% due 2/01/08..................      2,000        2,029,032
         CS First Boston Mtg. Securities
          Corp. 6.48% due 5/17/40............      5,000        5,622,111
         General Electric Capital Corp.
          3.50% due 5/01/08..................      2,000        2,024,396
         Goldman Sachs Group, Inc.
          4.13% due 1/15/08..................      2,000        2,068,952
         Inter-American Development Bank
          3.38% due 3/17/08..................      5,000        5,115,615
         Private Export Funding Corp.
          4.97% due 8/15/13..................      1,000        1,050,108
                                                             ------------
                                                               18,916,197
                                                             ------------
       Retail Stores -- 1.3%
         Target Corp.
          4.00% due 6/15/13..................      3,000        2,867,040
         Wal-Mart Stores, Inc.
          4.55% due 5/01/13..................        500          504,976
                                                             ------------
                                                                3,372,016
                                                             ------------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (continued)

                                              Principal
                                                Amount       Value
                Security Description        (in thousands)  (Note 3)
          ------------------------------------------------------------
          CORPORATE BONDS (continued)
          Telecommunications -- 0.2%
            ESAT Telecom Group, PLC
             11.88% due 12/01/08...........       500      $   537,009
                                                           -----------
          Utilities -- 1.0%
            GTE Corp.
             6.60% due 9/22/05.............     1,500        1,622,442
            Penn Power Co.
             8.50% due 7/15/22.............     1,000        1,045,414
                                                           -----------
                                                             2,667,856
                                                           -----------
          Total Corporate Bonds
             (cost $30,736,671)............                 31,455,534
                                                           -----------
          U.S. GOVERNMENT OBLIGATIONS -- 7.7%
          U.S Treasury Bonds -- 1.0%
            11.25% due 2/15/15.............     1,530        2,513,802
                                                           -----------
          U.S. Treasury Notes -- 6.7%
            1.50% due 7/31/05..............     3,000        3,006,915
            2.00% due 8/31/05 - 5/15/06....     5,000        5,046,171
            2.63% due 5/15/08..............     4,000        3,989,532
            3.00% due 2/15/08..............     5,000        5,086,330
                                                           -----------
                                                            17,128,948
                                                           -----------
          Total U.S. Government Obligations
             (cost $19,468,173)............                 19,642,750
                                                           -----------
          U.S. GOVERNMENT AGENCIES -- 16.2%
          Federal Home Loan Bank -- 1.8%
            3.88% due 6/14/13..............     2,500        2,394,205
            4.50% due 11/15/12.............     2,000        2,018,338
                                                           -----------
                                                             4,412,543
                                                           -----------
          Federal Home Loan Mortgage
           Corporation -- 0.8%
            6.00% due 5/01/14..............       300          313,181
            6.65% due 3/10/04..............       500          512,163
            6.88% due 1/15/05..............     1,000        1,070,626
                                                           -----------
                                                             1,895,970
                                                           -----------
          Federal National Mortgage
           Association -- 5.6%
            1.64% due 9/26/08(1)...........     1,250        1,249,223
            4.75% due 2/21/13..............     1,000        1,006,624
            5.00% due 7/01/18 - 7/01/33....     5,972        6,075,754

                                               Principal
                                                 Amount        Value
                Security Description         (in thousands)   (Note 3)
        ----------------------------------------------------------------

        Federal National Mortgage
         Association (continued)
          5.50% due 7/01/17 - 3/01/33.......      3,872     $  3,989,033
          6.00% due 5/15/08 - 11/01/32......      1,400        1,483,131
          6.50% due 9/01/10.................        441          466,696
                                                            ------------
                                                              14,270,461
                                                            ------------
        Government National Mortgage
         Association -- 6.5%
          5.00% due 6/15/33 - 8/15/33.......     14,406       14,445,229
          5.50% due 5/15/33.................      1,973        2,024,079
                                                            ------------
                                                              16,469,308
                                                            ------------
        Resolution Funding Strip -- 0.3%
          zero coupon due 4/15/09...........      1,000          832,692
                                                            ------------
        Federal Farm Credit Bank -- 1.2%
          2.13% due 8/15/05.................      1,000        1,010,283
          2.50% due 3/15/06.................      2,000        2,030,364
                                                            ------------
                                                               3,040,647
                                                            ------------
        Total U.S. Government Agencies
           (cost $40,828,006)...............                  40,921,621
                                                            ------------
        Total Investment Securities -- 98.5%
           (cost $242,516,608)..............                 249,444,140
                                                            ------------
        REPURCHASE AGREEMENT -- 1.0%
          Joint Repurchase Agreement with
           State Street Bank and Trust Co.
           (Note 3).........................        479          479,000
          Joint Repurchase Agreement with
           UBS Warburg, LLC (Note 3)........      2,000        2,000,000
                                                            ------------
        Total Repurchase Agreement
           (cost $2,479,000)................                   2,479,000
                                                            ------------
        TOTAL INVESTMENTS --
           (cost $244,995,608)..............       99.5%     251,923,140
        Other assets less liabilities.......        0.5        1,254,114
                                                 ------     ------------
        NET ASSETS --                             100.0%    $253,177,254
                                                 ======     ============

--------
ADR -- AmericanDepository Receipt
+    Non-income producing security
(1) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of September 30, 2003.

See Notes to Financial Statements

        Focused Dividend Strategy Portfolio
        PORTFOLIO OF INVESTMENTS -- September 30, 2003

                                                         Value
                   Security Description        Shares   (Note 3)
              ---------------------------------------------------
              COMMON STOCK -- 98.9%
              Aerospace & Military Technology -- 3.7%
                Honeywell International, Inc.. 227,543 $ 5,995,758
                                                       -----------
              Automotive -- 3.5%
                General Motors Corp........... 139,798   5,721,932
                                                       -----------
              Broadcasting & Media -- 3.1%
                Interpublic Group Cos., Inc... 353,491   4,991,293
                                                       -----------
              Business Services -- 12.6%
                Avery Dennison Corp...........  84,713   4,279,701
                Bemis Co., Inc................ 103,777   4,597,321
                Genuine Parts Co.............. 168,039   5,373,887
                Pitney Bowes, Inc............. 158,452   6,071,881
                                                       -----------
                                                        20,322,790
                                                       -----------
              Chemicals -- 9.8%
                E.I. du Pont de Nemours & Co.. 122,244   4,890,983
                Rohm and Haas Co.............. 161,240   5,393,478
                Vulcan Materials Co........... 140,363   5,601,887
                                                       -----------
                                                        15,886,348
                                                       -----------
              Computer Software -- 3.4%
                Electronic Data Systems Corp.. 274,190   5,538,638
                                                       -----------
              Conglomerate -- 3.9%
                General Electric Co........... 212,043   6,321,002
                                                       -----------
              Electronics -- 3.3%
                Emerson Electric Co........... 102,430   5,392,939
                                                       -----------
              Entertainment Products -- 1.9%
                Eastman Kodak Co.............. 145,450   3,045,723
                                                       -----------
              Financial Services -- 4.6%
                J.P. Morgan Chase & Co........ 216,062   7,417,408
                                                       -----------
              Food, Beverage & Tobacco -- 13.3%
                Altria Group, Inc............. 127,304   5,575,915
                Brown-Forman Corp., Class B...  78,549   6,214,797
                ConAgra Foods, Inc............ 204,459   4,342,709
                UST, Inc...................... 154,268   5,427,148
                                                       -----------
                                                        21,560,569
                                                       -----------
              Household Products -- 3.5%
                Clorox Co..................... 125,065   5,736,732
                                                       -----------
              Machinery -- 4.8%
                Caterpillar, Inc.............. 113,195   7,792,344
                                                       -----------

                                                Shares/
                                               Principal
                                                 Amount        Value
               Security Description          (in thousands)   (Note 3)
       ------------------------------------------------------------------

       Pharmaceuticals -- 9.7%
         Abbott Laboratories................    138,399     $  5,888,877
         Bristol-Myers Squibb Co............    222,896        5,719,511
         Schering-Plough Corp...............    264,986        4,038,387
                                                            ------------
                                                              15,646,775
                                                            ------------
       Retail Stores -- 9.7%
         Albertson's, Inc...................    229,563        4,722,111
         May Department Stores Co...........    225,242        5,547,711
         Sherwin-Williams Co................    183,908        5,408,734
                                                            ------------
                                                              15,678,556
                                                            ------------
       Telecommunications -- 5.5%
         Alltel Corp........................    101,502        4,703,603
         SBC Communications, Inc............    191,008        4,249,928
                                                            ------------
                                                               8,953,531
                                                            ------------
       Utilities -- 2.6%
         AT&T Corp..........................    197,160        4,248,798
                                                            ------------
       Total Investment Securities -- 98.9%
          (cost $160,293,198)..............................  160,251,136
                                                            ------------
       REPURCHASE AGREEMENT -- 1.1%
         Joint Repurchase Agreement with
          State Street Bank & Trust Co.
          (Note 3) (cost $1,873,000)........      1,873        1,873,000
                                                            ------------
       TOTAL INVESTMENTS --
          (cost $162,166,198)...............      100.0%     162,124,136
       Liabilities in excess of other assets        0.0          (58,072)
                                                -------     ------------
       NET ASSETS --                              100.0%    $162,066,064
                                                =======     ============

See Notes to Financial Statements

        SunAmerica International Equity Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003


                                                              Value
                  Security Description             Shares    (Note 3)
         ------------------------------------------------------------
         COMMON STOCK -- 97.9%
         Australia -- 1.7%
           Australia & New Zealand Banking
            Group, Ltd. (Finance)...............    121,400 $1,482,353
                                                            ----------
         Belgium -- 1.1%
           Solvay SA (Materials)................     14,400  1,027,706
                                                            ----------
         Brazil -- 1.5%
           Companhia de Saneamento Basico do
            Estado de Sao Paulo (Utilities)..... 16,450,000    707,858
           Companhia Siderurgica Nacional SA
            (Materials)......................... 18,100,000    638,278
                                                            ----------
                                                             1,346,136
                                                            ----------
         China -- 2.5%
           Aluminium Corp. of China, Ltd.
            (Materials).........................  2,554,000    857,446
           China Petroleum and Chemical Corp.
            (Energy)............................  4,862,000  1,349,788
                                                            ----------
                                                             2,207,234
                                                            ----------
         Finland -- 0.9%
           Fortum Oyj (Energy)..................     89,900    778,303
                                                            ----------
         France -- 4.6%
           BNP Paribas SA (Finance).............     37,000  1,815,032
           Total SA (Energy)@...................     15,200  2,295,350
                                                            ----------
                                                             4,110,382
                                                            ----------
         Germany -- 5.6%
           Continental AG (Consumer
            Discretionary)......................     28,650    834,574
           Deutsche Boerse AG (Finance).........     10,400    530,772
           E.ON AG (Utilities)..................     18,300    893,440
           SAP AG (Information Technology)......     10,300  1,258,723
           Siemens AG (Industrial &
            Commercial).........................     24,400  1,453,955
                                                            ----------
                                                             4,971,464
                                                            ----------
         Greece -- 1.8%
           Alpha Bank A.E. (Finance)............     76,200  1,573,327
                                                            ----------
         Hong Kong -- 0.3%
           Peregrine Investments Holdings, Ltd.
            (Finance)+(1).......................     91,000          0
           Weiqiao Textile Co., Ltd. (Consumer
            Discretionary)+.....................    194,000    239,231
                                                            ----------
                                                               239,231
                                                            ----------
         India -- 1.0%
           State Bank of India GDR (Finance)....     34,228    861,861
                                                            ----------

                                                              Value
                   Security Description             Shares   (Note 3)
        --------------------------------------------------------------

        Indonesia -- 1.2%
          PT Telekomunikasi Indonesia ADR
           (Information Technology)................  76,300 $ 1,039,969
                                                            -----------
        Ireland -- 2.3%
          Anglo Irish Bank Corp., PLC (Finance).... 193,100   2,085,751
                                                            -----------
        Israel -- 1.9%
          Teva Pharmaceutical Industries, Ltd. ADR
           (Health Care)...........................  29,100   1,663,065
                                                            -----------
        Italy -- 1.8%
          Parmalat Finanziaria SpA (Consumer
           Staples)................................  62,336     195,748
          Riunione Adriatica di Sicurta SpA
           (Finance)...............................  90,600   1,382,929
                                                            -----------
                                                              1,578,677
                                                            -----------
        Japan -- 20.3%
          Fanuc, Ltd. (Information Technology).....  34,100   2,072,046
          Ibiden Co., Ltd. (Information
           Technology)............................. 103,300   1,558,563
          NEC Electronics Corp. (Information
           Technology)+............................  24,500   1,677,826
          Nippon Yusen Kabushiki Kaisha
           (Industrial & Commercial)............... 545,000   2,157,205
          Nissan Motor Co., Ltd. (Consumer
           Discretionary).......................... 141,700   1,532,545
          Nomura Holdings, Inc. (Finance)..........  76,000   1,227,842
          NTT DoCoMo, Inc. (Information
           Technology).............................     821   2,011,695
          Osaka Gas Co., Ltd. (Utilities).......... 370,000   1,012,880
          Sanyo Electric Co., Ltd. (Information
           Technology)............................. 517,000   2,167,024
          Sawai Pharmaceutical Co., Ltd. (Health
           Care)...................................  26,800     844,303
          Sumitomo Mitsui Financial Group, Inc.
           (Finance)...............................     267   1,078,401
          Uni-Charm Corp. (Consumer Staples).......  14,200     672,943
                                                            -----------
                                                             18,013,273
                                                            -----------
        Korea -- 1.3%
          Samsung Electronics (Information
           Technology).............................   3,300   1,124,723
                                                            -----------
        Netherlands -- 4.4%
          ABN Amro Holdings NV (Finance)...........  67,400   1,244,771
          ING Groep NV (Finance)...................  45,500     833,951
          Koninklijke (Royal) KPN NV (Information
           Technology)+............................ 241,900   1,812,371
                                                            -----------
                                                              3,891,093
                                                            -----------

        SunAmerica International Equity Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (continued)

                                                                Value
                   Security Description              Shares    (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Norway -- 2.9%
          Statoil ASA (Energy).....................   133,400 $1,195,967
          Telenor ASA (Information Technology).....   304,700  1,356,142
                                                              ----------
                                                               2,552,109
                                                              ----------
        Singapore -- 2.5%
          Neptune Orient Lines, Ltd. (Industrial &
           Commercial)+............................   960,000  1,082,550
          Venture Corp., Ltd. (Industrial &
           Commercial).............................    96,000  1,110,308
                                                              ----------
                                                               2,192,858
                                                              ----------
        South Africa -- 1.5%
          African Bank Investments, Ltd.
           (Finance)...............................   474,100    494,295
          Impala Platinum Holdings, Ltd.
           (Materials).............................    10,600    885,645
                                                              ----------
                                                               1,379,940
                                                              ----------
        Spain -- 6.1%
          Fomento de Construcciones y Contratas
           SA (Industrial & Commercial)............    50,659  1,564,828
          Iberdrola SA (Utilities).................    40,300    678,537
          Repsol YPF SA (Energy)@..................   193,200  3,176,395
                                                              ----------
                                                               5,419,760
                                                              ----------
        Sweden -- 1.1%
          Telefonaktiebolaget LM Ericsson
           (Information Technology)+...............   668,400    974,797
                                                              ----------
        Switzerland -- 8.5%
          Adecco SA (Industrial & Commercial)......    27,500  1,359,581
          Credit Suisse Group (Finance)............    27,300    873,939
          Nestle SA (Consumer Staples).............     9,470  2,184,888
          Novartis AG (Health Care)................    32,800  1,269,950
          Zurich Financial Services AG
           (Finance)+..............................    15,200  1,900,288
                                                              ----------
                                                               7,588,646
                                                              ----------
        Thailand -- 0.7%
          Asian Property Development Public Co.,
           Ltd. NVDR (Industrial &
           Commercial)+............................ 4,299,700    671,325
                                                              ----------

                                                   Shares/
                                                  Principal
                                                    Amount       Value
                Security Description            (in thousands)  (Note 3)
      -------------------------------------------------------------------

      United Kingdom -- 16.6%
        AstraZeneca, PLC (Health Care).........     24,900     $ 1,052,135
        Barclays, PLC (Finance)................    286,600       2,199,782
        British Sky Broadcasting Group, PLC
         (Information & Entertainment)+........    145,500       1,486,214
        Cadbury Schweppes, PLC
         (Consumer Staples)....................    108,900         669,771
        Carlton Communications, PLC
         (Information & Entertainment).........    277,900         746,032
        Enterprise Inns, PLC (Consumer
         Staples)..............................     73,100       1,133,086
        FKI, PLC (Industrial & Commercial).....    116,119         197,844
        GlaxoSmithKline, PLC (Health Care).....     97,200       2,018,019
        Gus, PLC (Consumer Discretionary)......    131,100       1,429,562
        Tesco, PLC (Consumer
         Discretionary)........................    530,600       2,125,596
        Vodafone Group, PLC ADR (Information
         Technology)...........................     83,500       1,690,875
                                                               -----------
                                                                14,748,916
                                                               -----------
      United States -- 3.8%
        IRSA Inversiones y Representaciones SA
         GDR (Industrial & Commercial)+........     81,800         752,560
        News Corp., Ltd. ADR (Information &
         Entertainment)........................     55,300       1,813,840
        Sibneft ADR (Energy)...................     28,000         819,000
                                                               -----------
                                                                 3,385,400
                                                               -----------
      Total Investment Securities -- 97.9%
         (cost $79,605,670)....................                 86,908,299
                                                               -----------
      SHORT-TERM INVESTMENTS -- 1.7%
      U.S. Government  Obligations -- 0.2%
        United States Treasury Bills
         0.92% due 12/18/03@
         (cost $174,651).......................        175         174,667
                                                               -----------

        SunAmerica International Equity Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (continued)

                                                  Principal
                                                    Amount       Value
                Security Description            (in thousands)  (Note 3)
       -----------------------------------------------------------------
       REPURCHASE AGREEMENT -- 1.5%
         Agreement with State Street Bank &
          Trust Co., bearing interest at 0.35%
          dated 9/30/03, to be repurchased
          10/01/03 in the amount of
          $1,382,013 and collateralized by
          $970,000 of United States Treasury
          Notes bearing interest at 8.75%,
          due 5/15/17 and having an
          approximate value of $1,413,096@
          (cost $1,382,000)....................     1,382      $1,382,000
                                                               ----------
       TOTAL SHORT TERM INVESTMENTS
          (cost $1,556,651)....................                 1,556,667
                                                               ----------

                                                        Value
                    Security Description               (Note 3)
              ---------------------------------------------------
              TOTAL INVESTMENTS --
                 (cost $81,162,321)...........  99.6% $88,464,966
              Other assets less liabilities --   0.4      339,219
                                               -----  -----------
              NET ASSETS --                    100.0% $88,804,185
                                               =====  ===========

--------
ADR -- AmericanDepository Receipt
GDR -- GlobalDepository Receipt
NVDR-- Non Voting Depository Receipt
+    Non-income producing security
@    The security or a portion thereof represents collateral for open  futures contracts
(1)  Fair valued security -- see Note 3.

Open Futures Contracts
----------------------

Number of                          Expiration    Value at     Value as of      Unrealized
Contracts       Description           Date      Trade Date September 30, 2003 Depreciation
--------- ----------------------- ------------- ---------- ------------------ ------------
 54 Long  Dow Jones Euro STOXX 50 December 2003 $1,600,257     $1,507,370       $(92,887)

See Notes to Financial Statements

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003

Note 1. Organization

   SunAmerica Equity Funds is registered under the Investment Company Act 1940, as amended, (the "1940 Act") as an open-end diversified management investment company and is organized as a Massachusetts business trust (the "Trust" or "Equity Funds") on June 16, 1986. It currently consists of seven different investment funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with a distinct investment objective and/or strategy. Each Fund is advised and/or managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "SAAMCo"), an indirect wholly-owned subsidiary of American International Group, Inc. An investor may invest in one or more of the following Funds: SunAmerica Blue Chip Growth Fund ("Blue Chip Growth Fund"), SunAmerica Growth Opportunities Fund ("Growth Opportunities Fund"), SunAmerica New Century Fund ("New Century Fund"), SunAmerica Growth and Income Fund ("Growth and Income Fund"), SunAmerica Balanced Assets Fund ("Balanced Assets Fund"), Focused Dividend Strategy Portfolio ("Focused Dividend Strategy") (formerly "Dogs" of Wall Street Fund) and SunAmerica International Equity Fund ("International Equity Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objective for each of the Funds is as follows:

   Blue Chip Growth Fund seeks capital appreciation, by primarily investing in equity securities of Blue Chip companies that demonstrate the potential for capital appreciation, issued by large-cap companies. At least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.
   Growth Opportunities Fund seeks capital appreciation, by primarily investing in equity securities that demonstrate the potential for capital appreciation, issued generally by mid-cap companies.
   New Century Fund seeks capital appreciation, by investing in equity securities that demonstrate the potential for capital appreciation, without regard to market capitalization.
   Growth and Income Fund seeks capital appreciation and current income, by investing in equity securities issued by companies of any size, that pay dividends, demonstrate the potential for capital appreciation and/or are believed to be undervalued in the market.
   Balanced Assets Fund seeks capital appreciation and conservation of principal, through active trading partly in equity securities that demonstrate the potential for capital appreciation issued by companies with market capitalization of over $1.5 billion, and partly in high-quality bonds.
   Focused Dividend Strategy Portfolio (formerly "Dogs" of Wall Street Fund) seeks high total return (including capital appreciation and current income), by employing a "buy and hold" strategy with thirty high dividend yielding equity securities selected annually from the Dow Jones Industrial Average and the broader market.
   International Equity Fund seeks capital appreciation, by investing a majority of its total assets in foreign equity securities and other securities with equity characteristics of non-U.S. issuers located in at least three countries other than the U.S. and selected without regard to market capitalization. At least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (continued)

   Class B shares are offered without an initial sales charge, although a declining contingent sales charge may be imposed on redemptions made within six years of purchase. Class B shares of each Fund convert automatically to Class A shares on the first business day of the month following the eighth anniversary of the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.
   Class II shares are offered at net asset value per share plus an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 18 months of purchase.
   Class I, Class X and Class Z shares are offered at net asset value per share. These classes are offered exclusively to participants in certain employee benefit plans and other programs. As of August 1, 2003, Class Z shares of the New Century Fund and the Growth and Income Fund are no longer being offered for sale.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. Class A, Class B and Class II shares each make distribution and account maintenance and service fee payments under the distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Act"), except that Class B and Class II shares are subject to higher distribution fee rates. There are no distribution payments applicable to Class I, Class Z and Class X.

   Indemnifications: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

Note 2. Fund Mergers

   Pursuant to a plan of reorganization approved by shareholders of the North American Funds ("NA Funds") on November 7, 2001, all the assets and liabilities of the determined NA Funds were transferred in a tax-free exchange to a determined SunAmerica Mutual Fund ("SA Funds"). The details of the reorganization transactions, which were consummated on November 16, 2001, are set forth below.

   The Balanced Assets Fund, the Blue Chip Growth Fund, the Growth Opportunities Fund, and Growth and Income Fund, acquired all of the assets and liabilities of the North American Balanced Fund ("NA Balanced Fund"), the North American Large Cap Growth Fund ("NA Large Cap Growth Fund"), the North American Mid Cap Growth Fund ("NA Mid Cap Growth Fund") and the North American Growth & Income Fund ("NA Growth & Income Fund"), respectively. In conjunction with the reorganizations, the SA Funds are the surviving entities.

   The SunAmerica Style Select Series, Inc. International Equity Portfolio, ("SA International Equity Portfolio") was reorganized into the SunAmerica International Equity Fund ("International Equity Fund"), a newly created portfolio of the SunAmerica Equity Funds. The International Equity Fund acquired all of the assets and liabilities of the North American Global Equity Fund ("NA Global Equity Fund"), the North American International Equity

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (continued)

   Fund ("NA International Equity Fund") and the North American International Small Cap Fund ("NA International Small Cap Fund"). In conjunction with the reorganization, the SA International Equity Portfolio is the surviving entity. However, based on accounting principles generally accepted in the United States of America, from a financial reporting standpoint, the SunAmerica Style Select Series, Inc. International Equity Portfolio is the surviving entity in this reorganization.

   All shares of the NA Funds Class A, Class B, Class C and Class I were exchanged, tax free, for shares of the surviving SA Funds Class A, Class B, Class II and Class I shares, respectively.

   Net assets and unrealized appreciation (depreciation) as of the merger date were as follows:

   Net assets of SA Balanced Assets Fund prior to merger............................. $371,042,518
    Net assets of NA Balanced Fund prior to merger................................... $ 45,882,834
                                                                                      ------------
    Aggregate net assets of SA Balanced Assets Fund following the acquisition........ $416,925,352
                                                                                      ------------
    Unrealized depreciation in NA Balanced Fund...................................... $ (1,150,770)

    Net assets of SA Blue Chip Growth Fund prior to merger........................... $140,372,588
    Net assets of NA Large Cap Growth Fund prior to merger........................... $ 49,623,653
                                                                                      ------------
    Aggregate net assets of SA Blue Chip Growth Fund following the acquisition....... $189,996,241
                                                                                      ------------
    Unrealized depreciation in NA Large Cap Growth Fund.............................. $   (664,756)

    Net assets of SA Growth Opportunities Fund prior to merger....................... $209,788,850
    Net assets of NA Mid Cap Growth Fund prior to merger............................. $ 36,916,105
                                                                                      ------------
    Aggregate net assets of SA Growth Opportunities Fund following the acquisition... $246,704,955
                                                                                      ------------
    Unrealized depreciation in NA Mid Cap Growth Fund................................ $(12,626,899)

    Net assets of SA Growth and Income Fund prior to merger.......................... $220,505,849
    Net assets of NA Growth & Income Fund prior to merger............................ $211,587,665
                                                                                      ------------
    Aggregate net assets of SA Growth and Income Fund following the acquisition...... $432,093,514
                                                                                      ------------

    Unrealized appreciation in NA Growth & Income Fund............................... $ 32,484,119

    Net assets of SA International Equity Portfolio prior to merger.................. $ 70,062,710
    Net assets of NA Global Equity Fund prior to merger.............................. $ 16,132,268
    Net assets of NA International Equity Fund prior to merger....................... $ 39,407,291
    Net assets of NA International Small Cap Fund prior to merger.................... $ 12,430,366
                                                                                      ------------
    Aggregate net assets of International Equity Fund following the acquisition...... $138,032,635
                                                                                      ------------
    Unrealized depreciation in NA Global Equity Fund................................. $   (648,941)
    Unrealized depreciation in NA International Equity Fund.......................... $ (9,929,038)
    Unrealized appreciation in NA International Small Cap Fund....................... $    690,813

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (continued)


Note 3. Significant Accounting Policies

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

   The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

   Security Valuations: Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Adviser to be over-the-counter, are valued at the quoted bid price provided by principal market makers. Securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities listed on the NASDAQ exchange are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the securities is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sales price available before the time when the assets are valued. If a security's price is available from more than one foreign exchange, a Fund uses the exchange that is the primary market for the security. Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. The Funds may make use of a pricing service in the determination of their net asset values. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith under the direction of the Trust's Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

   Repurchase Agreements: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in joint repurchase agreement transactions with other affiliated investment companies. The Funds, along with other affiliated registered investment companies, transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least 102% of the repurchase price.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (continued)

   In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of September 30, 2003, Blue Chip Growth Fund, Growth Opportunities Fund, Growth and Income Fund, Balanced Assets Fund and Focused Dividend Strategy Portfolio had a 1.8%, 0.6%, 1.1%, 0.4%, and 1.7% undivided interest, respectively, which represented $1,941,000, $662,000, $1,146,000, $479,000 and $1,873,000 respectively, in principal amount in a joint repurchase agreement with State Street Bank & Trust Co. As of such date, the repurchase agreement in the joint account and the collateral therefore were as follows:

   State Street Bank & Trust Co. Repurchase Agreement 0.85% dated 9/30/03, in the principal amount of $108,359,000, repurchase price $108,361,558 due 10/01/03, collateralized by the following:

Type of Collateral  Interest Rate Maturity Date Principal Amount Market Value
------------------  ------------- ------------- ---------------- ------------
U.S. Treasury Notes     3.25%      12/31/2003     $80,400,000    $81,606,000
U.S. Treasury Notes     7.25%       8/15/2004      19,200,000     20,400,000
U.S. Treasury Bonds     8.13%       8/15/2019       6,125,000      8,529,063

   As of September 30, 2003, Growth Opportunities Fund and Balanced Assets Fund had a 7.00% and 0.7% undivided interest, respectively, which represented $21,000,000 and 2,000,000, respectively, in principal amount in a joint repurchase agreement with UBS Warburg, LLC. As of such date, the repurchase agreement in the joint account and the collateral therefore were as follows:

   UBS Warburg, LLC. Repurchase Agreement, 0.96% dated 9/30/03, in the principal amount of $300,000,000, repurchase price $300,008,000 due 10/01/03, collateralized by the following:

Type of Collateral  Interest Rate Maturity Date Principal Amount Market Value
------------------  ------------- ------------- ---------------- ------------
U.S. Treasury Bonds     3.63%       4/15/2028     $ 15,709,000   $ 21,819,287
U.S. Treasury Bonds     3.88%       4/15/2029      200,000,000    285,732,884

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded as of the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. Funds investing in foreign securities may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. For financial statements purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. Gains and losses realized upon the sale of such securities are based on their identified cost.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (continued)


   Net investment income, other than class-specific expenses, and realized and unrealized gains and losses, is allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds, are allocated among the Equity Funds based upon their relative net asset value or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the statement of operations.

   Dividends from net investment income, if any, are paid annually, except for Balanced Assets Fund, Focused Dividend Strategy Portfolio and Growth and Income Fund, which pay quarterly. Capital gain distributions, if any, are paid at least annually.

   The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of their net income to their shareholders. Therefore, no federal income tax or excise tax provisions are required. Each Fund is considered a separate entity for tax purposes.

   Investment Securities Loaned: For the period ended September 30, 2003, the Balanced Assets Fund participated in securities lending with qualified brokers. In lending portfolio securities to brokers the Fund receives cash as collateral against the loaned securities, which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. The Fund may use the cash collateral received to invest in short-term investments which earn interest income or to cover bank overdrafts. Any interest earned from the investment of the collateral is recorded by the Funds net of the portion of interest that is rebated to the borrowing broker. If the amounts are used to cover bank overdrafts, the broker rebates incurred are reflected as interest expense on the Statement of Operations. As with other extensions of credit, should the borrower of the securities fail financially, the Fund may bear the risk of delay in recovery or may be subject to replacing the loaned securities by purchasing them with the cash collateral held, which may be less than 100% of the market value of such securities at the time of replacement. As of September 30, 2003, the Balanced Assets Fund did not have any securities on loan.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (continued)


   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

   Forward Foreign Currency Contracts: Certain portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On settlement date, the Portfolio records realized foreign exchange gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract. There were no forward currency contracts outstanding as of September 30, 2003.

   Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Funds are required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The Funds' activities in futures contracts are for hedging purposes and are conducted through regulated exchanges which do not result in counterparty credit risks. A Fund's participation in the futures market involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (continued)

   amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option.

   Transactions in call and put options written during the period ended September 30, 2003 for New Century Fund are summarized as follows:

                                                          Written Options
                                                        -------------------
                                                        Number of  Premiums
                                                        Contracts  Received
                                                        --------- ---------
Beginning of period....................................    (380)  $(184,628)
Written................................................  (1,751)   (681,926)
Closed.................................................   2,007     841,531
Expired................................................     124      25,023
Exercised..............................................      --          --
                                                         ------   ---------
End of the period......................................      --   $      --
                                                         ======   =========

Note 4. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement
   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo. Under the Agreement, SAAMCo provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SAAMCo furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SAAMCo and its affiliates. The investment advisory and management fee paid to SAAMCo with respect to each Fund is computed daily and payable monthly, at an annual rate of .75% of a Fund's average daily net assets up to $350 million, .70% of the next $350 million, and .65% thereafter, except for the Focused Dividend Strategy Fund and International Equity

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (continued)

   Fund which pay at an annual rate of .35% and 1.00%, respectively, of the Fund's average daily net assets. For the period ended September 30, 2003, SAAMCo earned fees in the amounts stated on the Statement of Operations. The International Equity Fund is subadvised by AIG Global Investment Corp. ("AIGGIC") pursuant to a subadvisory agreement with SAAMCo. AIGGIC is an indirect wholly-owned subsidiary of AIG and an affiliate of SunAmerica. AIGGIC receives an annual fee of .47% of the average daily net assets of the Fund, which is paid by SAAMCo.

   For the period ended September 30, 2003, SAAMCo has agreed to reimburse expenses as follows:

              Blue Chip Growth Fund Class I............... $59,487
              Growth Opportunities Fund Class I...........  18,411
              Growth Opportunities Fund Class X...........   2,387
              New Century Fund Class II...................  14,370
              New Century Fund Class I....................  20,047
              New Century Fund Class Z*...................  20,262
              Growth and Income Fund Class Z*.............  19,555
              Growth and Income Fund Class I..............  42,818
              Balanced Assets Fund Class I................   8,578
              Focused Dividend Strategy Portfolio Class A.  39,908
              Focused Dividend Strategy Portfolio Class B.  54,288
              Focused Dividend Strategy Portfolio Class II  56,045
              International Equity Fund Class A...........  57,768
              International Equity Fund Class B...........  31,823
              International Equity Fund Class II..........  41,788
              International Equity Fund Class I...........  29,275

              --------
              * See Note 1.

   The Trust, on behalf of each Fund, has a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's board of trustees and approved by its shareholders. Pursuant to such rule, the Trustees and the shareholders of each class of shares of each Fund have adopted Distribution Plans hereinafter referred to as the "Class A Plan", "Class B Plan" and "Class II Plan". In adopting the Distribution Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class.

   Under the Class A Plan, Class B Plan and Class II Plan, the Distributor receives payments from a Fund at an annual rate of up to 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Fund's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (continued)

   fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Distribution Plans provide that each class of shares of each Fund may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the period ended September 30, 2003, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

   In addition, SACS is paid a fee of 0.25% of average daily net assets of Class I shares in connection with providing additional shareholder services to Class I shareholders. For the period ended September 30, 2003, SACS earned fees (see Statement of Operations) based upon the aforementioned rates.

   SACS receives sales charges on each Fund's Class A and Class II shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A, Class B and Class II shares. SACS has advised the Funds that for the period ended September 30, 2003, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                                  Class A                  Class B
                                    ----------------------------------- -------------
                                                                Non-
                                                  Affiliated affiliated  Contingent
                                                   Broker-    Broker-     Deferred
                                    Sales Charges  dealers    dealers   Sales Charges
                                    ------------- ---------- ---------- -------------
Blue Chip Growth Fund..............  $   76,426    $ 34,239  $   32,232   $ 94,718
Growth Opportunities Fund..........     134,798      62,586      53,665    116,327
New Century Fund...................      76,280      37,871      28,421     35,703
Growth and Income Fund.............     134,355      50,733      53,204    246,500
Balanced Assets Fund...............     395,349     252,313      89,664    158,964
Focused Dividend Strategy Portfolio   1,249,495      46,972   1,025,640    101,133
International Equity Fund..........      80,774      12,503      44,173     52,382

                                                 Class II                 Class II
                                    ----------------------------------- -------------
                                                                Non-
                                                  Affiliated affiliated  Contingent
                                                   Broker-    Broker-     Deferred
                                    Sales Charges  dealers    dealers   Sales Charges
                                    ------------- ---------- ---------- -------------
Blue Chip Growth Fund..............  $    5,136    $  1,647  $    3,489   $  1,875
Growth Opportunities Fund..........      11,586       3,435       8,151      2,861
New Century Fund...................       1,026         461         565        959
Growth and Income Fund.............      19,262       4,111      15,151      8,282
Balanced Assets Fund...............      13,205       3,077      10,128      4,141
Focused Dividend Strategy Portfolio     318,945       8,632     310,313     13,972
International Equity Fund..........      19,141       1,322      17,819     40,350

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (continued)


   The Trust has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement, which permits the Funds to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Trustees. For the period ended September 30, 2003, the Funds incurred the following expenses which are included in transfer agent fees payable in the Statement of Asset and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                     Expenses                       Payable at September 30, 2003
                -                   ------------------------------------------ ----------------------------------------
Fund                                Class A  Class B  Class II Class I Class X Class A Class B Class II Class I Class X
----                                -------- -------- -------- ------- ------- ------- ------- -------- ------- -------
Blue Chip Growth Fund.............. $138,207 $ 67,731 $ 16,344 $39,469 $    -- $12,142 $ 5,693 $ 1,364  $3,670  $   --
Growth Opportunities Fund..........  124,345   79,508   41,335   8,125  13,719  11,621   7,265   3,710     818   1,859
New Century Fund...................  172,267   43,546    4,821   8,653      --  16,217   3,133     413     857      --
Growth & Income Fund...............  154,156  165,569  119,524  25,353      --  13,127  12,645   9,362   2,378      --
Balanced Assets Fund...............  391,882  119,359   61,987   9,963      --  32,274   8,772   4,760     835      --
Focused Dividend Strategy Portfolio   56,288   75,111   90,197      --      --   8,429   8,678  12,557      --      --
International Equity Fund..........   72,017   53,777   32,445  39,634      --   5,422   4,576   2,717   3,744      --

   As of September 30, 2003, the Variable Annuity Life Insurance Company ('VALIC') an indirectly wholly owned subsidiary of AIG, held more than five percent of the outstanding shares of the following Funds' classes:

Fund                                                              VALIC
----                                                              -----
Blue Chip Growth Fund Class I....................................  13%
Growth Opportunities Fund Class I................................  89
Growth and Income Fund Class I...................................   7
Balanced Asset Fund Class I......................................  88
International Equity Fund Class A................................   7
International Equity Fund Class B................................   7
International Equity Fund Class I................................  19

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (continued)


Note 5. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended September 30, 2003 were as follows:

                                                                                           Focused
                                       Growth         New       Growth and                Dividend    International
                       Blue Chip    Opportunities   Century       Income     Balanced     Strategy       Equity
                      Growth Fund       Fund         Fund          Fund     Assets Fund   Portfolio       Fund
                     -------------- ------------- ------------ ------------ ------------ ------------ -------------
Purchases
 (excluding U.S.
 government
 securities)........   $129,500,730 $213,351,955  $124,214,507 $253,648,330 $254,900,149 $121,802,528 $179,199,009
Sales and maturities
 (excluding U.S.
 government
 securities)........    138,221,647  241,051,062   128,830,023  309,749,378  254,763,797   19,750,455  194,226,325
Purchases of U.S.
 government
 securities.........             --           --            --           --  743,491,754           --           --
Sales and maturities
 of U.S.
 government
 securities.........             --           --            --           --  760,040,218           --           --

Note 6. Federal Income Taxes

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                                                         Focused
                   Blue Chip      Growth         New       Growth and     Balanced      Dividend    International
                    Growth     Opportunities   Century       Income        Assets       Strategy       Equity
                     Fund          Fund         Fund          Fund          Fund        Portfolio       Fund
                 ------------  ------------- -----------  ------------  ------------  ------------  -------------
Cost (tax basis) $117,394,957  $119,061,490  $91,235,821  $194,575,669  $247,231,724  $165,698,401   $81,534,459
                 ============  ============  ===========  ============  ============  ============   ===========
Appreciation.... $ 10,658,831  $ 13,727,137  $21,918,551  $ 13,506,646  $ 13,715,529  $  8,883,036   $ 8,191,553
Depreciation....   (5,726,399)   (2,806,080)  (2,814,352)   (9,210,112)   (9,024,113)  (12,457,301)   (1,261,046)
                 ------------  ------------  -----------  ------------  ------------  ------------   -----------
Net unrealized
 appreciation
 (depreciation). $  4,932,432  $ 10,921,057  $19,104,199  $  4,296,534  $  4,691,416  $ (3,574,265)  $ 6,930,507
                 ============  ============  ===========  ============  ============  ============   ===========

   The following tables detail the tax basis distributions as well as the components of distributable earnings. As of September 30, 2003, the tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, and derivative transactions. Also included in the tables below are the capital loss carryforwards.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (continued)


   The tax character of distributions paid during the period ended September 30, 2001, except for International Equity, which is for the period ended October 31, 2001, were as follows:

                                              Distributions paid from:
                                    --------------------------------------------
                                     Ordinary   Net Long Term   Total taxable
                                      Income    Capital Gains distributions paid
                                    ----------- ------------- ------------------
Blue Chip Growth Fund.............. $ 9,017,188 $  18,912,812    $27,930,000
Growth Opportunities Fund..........  13,549,022    17,540,978     31,090,000
New Century Fund...................  46,314,968    35,765,032     82,080,000
Growth and Income Fund.............   9,420,293    16,709,707     26,130,000
Balanced Assets Fund...............   4,708,313    50,694,900     55,403,213
Focused Dividend Strategy Portfolio     875,002            --        875,002
International Equity Fund..........          --     8,079,816      8,079,816

   The tax character of distributions paid during the period ended September 30, 2002 were as follows:

                                             Distributions paid from:
                                    -------------------------------------------
                                     Ordinary  Net Long Term   Total taxable
                                      Income   Capital Gains distributions paid
                                    ---------- ------------- ------------------
Blue Chip Growth Fund.............. $       --     $  --         $       --
Growth Opportunities Fund..........         --        --                 --
New Century Fund...................         --        --                 --
Growth and Income Fund.............         --        --                 --
Balanced Assets Fund...............  4,483,373        --          4,483,373
Focused Dividend Strategy Portfolio    720,017        --            720,017
International Equity Fund..........         --        --                 --

   The tax character of distributions paid during the period ended September 30, 2003 were as follows:

                                             Distributions paid from:
                                    -------------------------------------------
                                     Ordinary  Net Long Term   Total taxable
                                      Income   Capital Gains distributions paid
                                    ---------- ------------- ------------------
Blue Chip Growth Fund.............. $       --     $  --         $       --
Growth Opportunities Fund..........         --        --                 --
New Century Fund...................         --        --                 --
Growth and Income Fund.............         --        --                 --
Balanced Assets Fund...............  2,088,794        --          2,088,794
Focused Dividend Strategy Portfolio  2,527,986        --          2,527,986
International Equity Fund..........         --        --                 --

   As of September 30, 2003 the components of accumulated earnings (deficit) on a tax basis were as follows:

                                    Undistributed  Accumulated     Unrealized
                                      Ordinary     Capital and   Appreciation/
                                       Income      Other Losses  (Depreciation)
                                    ------------- -------------  --------------
Blue Chip Growth Fund..............   $     --    $ (95,747,926)  $ 4,932,432
Growth Opportunities Fund..........         --     (237,869,603)   10,921,057
New Century Fund...................         --     (145,971,301)   19,104,199
Growth and Income Fund.............         --      (94,689,968)    4,296,534
Balanced Assets Fund...............    137,892     (107,118,737)    4,691,416
Focused Dividend Strategy Portfolio     15,756      (19,903,717)   (3,574,265)
International Equity Fund..........     28,461      (71,403,293)    6,859,774

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (continued)


   The following net realized capital loss carryforwards as of September 30, 2003 may be utilized to offset future capital gains:

                                    Capital Loss
                                    Carryforward Expiration Date
                                    ------------ ---------------
Blue Chip Growth Fund.............. $ 85,129,883    2008-2011
Growth Opportunities Fund..........  233,236,278    2008-2011
New Century Fund...................  133,915,625    2009-2011
Growth and Income Fund.............   67,887,726    2007-2011
Balanced Assets Fund...............   90,905,916    2007-2011
Focused Dividend Strategy Portfolio   18,490,937    2009-2010
International Equity Fund..........   67,799,230    2007-2011

   Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the fund's next taxable year. For the period ended September 30, 2003 the amount of each fund's respective deferral is:

                                        Post October           Post October
                                    Capital Loss Deferral Currency Loss Deferral
                                    --------------------- ----------------------
Blue Chip Growth Fund..............      $10,618,043             $     --
Growth Opportunities Fund..........        4,633,325                   --
New Century Fund...................       12,055,676                   --
Growth and Income Fund.............       26,802,242                   --
Balanced Assets Fund...............       16,212,821                   --
Focused Dividend Strategy Portfolio        1,412,780                   --
International Equity Fund..........        3,498,245              105,818

   To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

   As a result of reorganizations into some of these portfolios during the period ended September 30, 2002 as discussed in Note 2, certain capital loss carryforwards may be subject to limitations pursuant to applicable U.S. federal income tax law. Therefore, it is possible not all of these capital losses will be available for use.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (continued)


Note 7. Capital Share Transactions

   Transactions in capital shares of each class of each fund were as follows:

                                                      Blue Chip Growth Fund
            --------------------------------------------------------------------------------------------------------
                                  Class A                                              Class B
            --------------------------------------------------  ----------------------------------------------------
                     For the                   For the                    For the                    For the
                   year ended                year ended                 year ended                 year ended
               September 30, 2003        September 30, 2002         September 30, 2003         September 30, 2002
            ------------------------  ------------------------  -------------------------   ------------------------
              Shares       Amount       Shares       Amount        Shares        Amount       Shares       Amount
            ----------  ------------  ----------  ------------  ----------   ------------   ----------  ------------
Shares
 sold......    667,646* $  8,164,351*  2,209,045  $ 32,903,313     546,397   $  6,073,302      567,170  $  7,919,383
Shares
 issued
 by merger.         --            --     342,023     5,573,062          --             --    1,314,944    19,715,764

 Reinvested
 dividends.         --            --          --            --          --             --           --            --
Shares
 redeemed.. (1,100,613)  (13,344,907) (2,937,371)  (42,702,504) (1,063,759)*  (11,736,666)* (1,443,216)  (18,965,425)
            ----------  ------------  ----------  ------------  ----------   ------------   ----------  ------------
Net
 increase
 (decrease)   (432,967) $ (5,180,556)   (386,303) $ (4,226,129)   (517,362)  $ (5,663,364)     438,898  $  8,669,722
            ==========  ============  ==========  ============  ==========   ============   ==========  ============

                                                      Blue Chip Growth Fund
            --------------------------------------------------------------------------------------------------------
                                 Class II                                              Class I
            --------------------------------------------------  ----------------------------------------------------
                                                                                                 For the period
                     For the                   For the                    For the               November 16, 2001
                   year ended                year ended                 year ended                   through
               September 30, 2003        September 30, 2002         September 30, 2003         September 30, 2002+
            ------------------------  ------------------------  -------------------------   ------------------------
              Shares       Amount       Shares       Amount        Shares        Amount       Shares       Amount
            ----------  ------------  ----------  ------------  ----------   ------------   ----------  ------------
Shares
 sold......    212,883  $  2,355,419     488,009  $  6,981,255     624,237   $  7,468,473    1,143,574  $ 16,403,922
Shares
 issued
 by merger.         --            --     531,651     7,964,115          --             --    1,004,682    16,370,712

 Reinvested
 dividends.         --            --          --            --          --             --           --            --
Shares
 redeemed..   (354,083)   (3,888,325)   (728,565)   (9,935,678)   (519,967)    (6,253,415)    (749,911)  (10,704,967)
            ----------  ------------  ----------  ------------  ----------   ------------   ----------  ------------
Net
 increase
 (decrease)   (141,200) $ (1,532,906)    291,095  $  5,009,692     104,270   $  1,215,058    1,398,345  $ 22,069,667
            ==========  ============  ==========  ============  ==========   ============   ==========  ============

                                                    Growth Opportunities Fund
            --------------------------------------------------------------------------------------------------------
                                  Class A                                              Class B
            --------------------------------------------------  ----------------------------------------------------
                     For the                   For the                    For the                    For the
                   year ended                year ended                 year ended                 year ended
               September 30, 2003        September 30, 2002         September 30, 2003         September 30, 2002
            ------------------------  ------------------------  -------------------------   ------------------------
              Shares       Amount       Shares       Amount        Shares        Amount       Shares       Amount
            ----------  ------------  ----------  ------------  ----------   ------------   ----------  ------------
Shares
 sold......  1,789,798@ $ 20,911,843@  4,123,177  $ 64,909,821   1,129,240   $ 12,028,932      658,546  $ 10,068,238
Shares
 issued
 by merger.         --            --     323,130     5,847,322          --             --      893,860    14,841,199

 Reinvested
 dividends.         --            --          --            --          --             --           --            --
Shares
 redeemed.. (2,237,193)  (25,721,737) (5,272,472)  (81,655,877) (1,652,186)@  (17,373,362)@ (1,781,217)  (24,538,516)
            ----------  ------------  ----------  ------------  ----------   ------------   ----------  ------------
Net
 increase
 (decrease)   (447,395) $ (4,809,894)   (826,165) $(10,898,734)   (522,946)  $ (5,344,430)    (228,811) $    370,921
            ==========  ============  ==========  ============  ==========   ============   ==========  ============

--------
+ Inception date of the Class was November 16, 2001 (See Note 2).
* Includes automatic conversion of 246,929 shares of Class B shares in the amount of $2,761,911 to 224,890 shares of Class A shares in the amount of $2,761,911.
@Includes automatic conversion of 162,597 shares of Class B shares in the amount of $1,733,132 to 147,591 shares of Class A shares in the amount of $1,733,132.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (continued)


                                                                Growth Opportunities Fund
                        --------------------------------------------------------------------------------------------------------
                                             Class II                                              Class I
                        --------------------------------------------------  ----------------------------------------------------
                                                                                                             For the period
                                 For the                   For the                    For the               November 16, 2001
                               year ended                year ended                 year ended                   through
                           September 30, 2003        September 30, 2002         September 30, 2003         September 30, 2002+
                        ------------------------  ------------------------  -------------------------   ------------------------
                          Shares       Amount       Shares       Amount        Shares        Amount       Shares       Amount
                        ----------  ------------  ----------  ------------  ----------   ------------   ----------  ------------
Shares sold............    468,787  $  4,976,058     699,556  $ 10,804,828      46,134   $    542,776      364,651  $  5,965,103
Shares issued by merger         --            --     514,704     8,538,850          --             --      424,911     7,688,734
Reinvested dividends...         --            --          --            --          --             --           --            --
Shares redeemed........   (796,853)   (8,347,567) (1,525,094)  (21,731,395)    (32,299)      (371,452)    (484,210)   (7,243,068)
                        ----------  ------------  ----------  ------------  ----------   ------------   ----------  ------------
Net increase (decrease)   (328,066) $ (3,371,509)   (310,834) $ (2,387,717)     13,835   $    171,324      305,352  $  6,410,769
                        ==========  ============  ==========  ============  ==========   ============   ==========  ============

                                     Growth Opportunities Fund
                        --------------------------------------------------
                                              Class X
                        --------------------------------------------------
                                                       For the period
                                 For the               March 19, 2002
                               year ended                  through
                           September 30, 2003       September 30, 2002++
                        ------------------------  ------------------------
                          Shares       Amount       Shares       Amount
                        ----------  ------------  ----------  ------------
Shares sold............    527,450  $  6,247,340     250,660  $  3,342,692
Reinvested dividends...         --            --          --            --
Shares redeemed........    (35,347)     (427,960)     (1,726)      (19,244)
                        ----------  ------------  ----------  ------------
Net increase (decrease)    492,103  $  5,819,380     248,934  $  3,323,448
                        ==========  ============  ==========  ============

                                                                    New Century Fund
                        --------------------------------------------------------------------------------------------------------
                                              Class A                                              Class B
                        --------------------------------------------------  ----------------------------------------------------
                                 For the                   For the                    For the                    For the
                               year ended                year ended                 year ended                 year ended
                           September 30, 2003        September 30, 2002         September 30, 2003         September 30, 2002
                        ------------------------  ------------------------  -------------------------   ------------------------
                          Shares       Amount       Shares       Amount        Shares        Amount       Shares       Amount
                        ----------  ------------  ----------  ------------  ----------   ------------   ----------  ------------
Shares sold............  1,352,573@ $ 16,310,269@  3,121,849  $ 44,494,875     343,848   $  3,680,626      636,691  $  8,219,431
Reinvested dividends...         --            --          --            --          --             --           --            --
Shares redeemed........ (1,636,627)  (19,570,318) (4,159,460)  (58,198,126) (1,308,484)@  (14,067,218)@ (1,635,537)  (19,878,776)
                        ----------  ------------  ----------  ------------  ----------   ------------   ----------  ------------
Net increase (decrease)   (284,054) $ (3,260,049) (1,037,611) $(13,703,251)   (964,636)  $(10,386,592)    (998,846) $(11,659,345)
                        ==========  ============  ==========  ============  ==========   ============   ==========  ============

                                                                    New Century Fund
                        --------------------------------------------------------------------------------------------------------
                                             Class II                                             Class Z#
                        --------------------------------------------------  ----------------------------------------------------
                                 For the                   For the                    For the                    For the
                               year ended                year ended                 year ended                 year ended
                           September 30, 2003        September 30, 2002         September 30, 2003         September 30, 2002
                        ------------------------  ------------------------  -------------------------   ------------------------
                          Shares       Amount       Shares       Amount        Shares        Amount       Shares       Amount
                        ----------  ------------  ----------  ------------  ----------   ------------   ----------  ------------
Shares sold............     52,648  $    567,386     293,199  $  3,726,776       7,199   $     86,274       37,395  $    558,550
Reinvested dividends...         --            --          --            --          --             --           --            --
Shares redeemed........   (113,537)   (1,196,408)   (427,598)   (5,364,269)   (110,192)    (1,310,376)     (38,860)     (576,422)
                        ----------  ------------  ----------  ------------  ----------   ------------   ----------  ------------
Net increase (decrease)    (60,889) $   (629,022)   (134,399) $ (1,637,493)   (102,993)  $ (1,224,102)      (1,465) $    (17,872)
                        ==========  ============  ==========  ============  ==========   ============   ==========  ============

--------
+  Inception date of the Class was November 16, 2001 (See Note 2).
++ Inception date of the Class was March 19, 2002.
#  See Note 1.
@ Includes automatic conversion of 703,950 shares of Class B shares in the amount of $7,667,059 to 630,746 shares of Class A shares in the amount of $7,667,059.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (continued)

                                         New Century Fund
                        --------------------------------------------------
                                              Class I
                        --------------------------------------------------
                                                       For the period
                                 For the              November 16, 2001
                               year ended                  through
                           September 30, 2003        September 30, 2002+
                        ------------------------  ------------------------
                          Shares       Amount       Shares       Amount
                        ----------  ------------  ----------  ------------
Shares sold............    146,603  $  1,709,295     775,811  $ 10,894,673
Reinvested dividends...         --            --          --            --
Shares redeemed........   (108,317)   (1,267,459)   (475,528)   (6,728,425)
                        ----------  ------------  ----------  ------------
Net increase (decrease)     38,286  $    441,836     300,283  $  4,166,248
                        ==========  ============  ==========  ============

                                                                 Growth and Income Fund
                        --------------------------------------------------------------------------------------------------------
                                              Class A                                              Class B
                        --------------------------------------------------  ----------------------------------------------------
                                 For the                   For the                    For the                    For the
                               year ended                year ended                 year ended                 year ended
                           September 30, 2003        September 30, 2002         September 30, 2003         September 30, 2002
                        ------------------------  ------------------------  -------------------------   ------------------------
                          Shares       Amount       Shares       Amount        Shares        Amount       Shares       Amount
                        ----------  ------------  ----------  ------------  ----------   ------------   ----------  ------------
Shares sold............  1,683,730@ $ 16,391,477@  2,073,219  $ 23,582,760     604,185   $  5,578,360      993,721  $ 11,089,163
Shares issued by merger         --            --   3,372,884    41,456,992          --             --    5,213,362    61,668,231
Reinvested dividends...         --            --          --            --          --             --           --            --
Shares redeemed........ (2,785,695)  (26,551,456) (4,213,760)  (47,236,696) (3,370,139)@  (30,761,446)@ (5,841,390)  (62,713,373)
                        ----------  ------------  ----------  ------------  ----------   ------------   ----------  ------------
Net increase (decrease) (1,101,965) $(10,159,979)  1,232,343  $ 17,803,056  (2,765,954)  $(25,183,086)     365,693  $ 10,044,021
                        ==========  ============  ==========  ============  ==========   ============   ==========  ============

                                                                 Growth and Income Fund
                        --------------------------------------------------------------------------------------------------------
                                             Class II                                             Class Z#
                        --------------------------------------------------  ----------------------------------------------------
                                 For the                   For the                    For the                    For the
                               year ended                year ended                 year ended                 year ended
                           September 30, 2003        September 30, 2002         September 30, 2003         September 30, 2002
                        ------------------------  ------------------------  -------------------------   ------------------------
                          Shares       Amount       Shares       Amount        Shares        Amount       Shares       Amount
                        ----------  ------------  ----------  ------------  ----------   ------------   ----------  ------------
Shares sold............    363,022  $  3,318,644     480,079  $  5,355,585       6,055   $     58,677       16,406  $    185,247
Shares issued by merger         --            --   8,160,101    96,338,378          --             --           --            --
Reinvested dividends...         --            --          --            --          --             --           --            --
Shares redeemed........ (2,331,541)  (21,041,757) (4,189,878)  (45,281,773)    (39,596)      (377,391)     (10,159)     (119,330)
                        ----------  ------------  ----------  ------------  ----------   ------------   ----------  ------------
Net increase (decrease) (1,968,519) $(17,723,113)  4,450,302  $ 56,412,190     (33,541)  $   (318,714)       6,247  $     65,917
                        ==========  ============  ==========  ============  ==========   ============   ==========  ============

                                      Growth and Income Fund
                        --------------------------------------------------
                                              Class I
                        --------------------------------------------------
                                                       For the period
                                 For the              November 16, 2001
                               year ended                  through
                           September 30, 2003        September 30, 2002+
                        ------------------------  ------------------------
                          Shares       Amount       Shares       Amount
                        ----------  ------------  ----------  ------------
Shares sold............    533,327  $  5,022,032     735,511  $  8,032,714
Shares issued by merger         --            --     986,432    12,124,064
Reinvested dividends...         --            --          --            --
Shares redeemed........   (382,061)   (3,601,108)   (609,426)   (6,733,928)
                        ----------  ------------  ----------  ------------
Net increase (decrease)    151,266  $  1,420,924   1,112,517  $ 13,422,850
                        ==========  ============  ==========  ============

--------
+ Inception date of the Class was November 16, 2001 (See Note 2).
# See Note 1.
 @Includes automatic conversion of 972,591 shares of Class B shares in the amount of $9,107,456 to 926,892 shares of Class A shares in the amount of $9,107,456.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (continued)

                                                       Balanced Assets Fund
             --------------------------------------------------------------------------------------------------------
                                   Class A                                              Class B
             --------------------------------------------------  ----------------------------------------------------
                      For the                   For the                    For the                    For the
                    year ended                year ended                 year ended                 year ended
                September 30, 2003        September 30, 2002         September 30, 2003         September 30, 2002
             ------------------------  ------------------------  -------------------------   ------------------------
               Shares       Amount       Shares       Amount        Shares        Amount       Shares       Amount
             ----------  ------------  ----------  ------------  ----------   ------------   ----------  ------------
Shares sold.  2,020,442* $ 24,213,183*  2,306,922  $ 30,817,176     582,863   $  6,983,307      892,674  $ 11,953,997
Shares
 issued by
 merger.....         --            --     484,023     6,914,889          --             --      771,908    10,984,990
Reinvested
 dividends..    137,761     1,658,350     229,227     3,004,729      14,987        176,868       51,566       677,527
Shares
 redeemed... (3,661,431)  (43,869,345) (4,782,634)  (63,316,371) (2,257,809)*  (26,844,252)* (3,461,561)  (45,850,632)
             ----------  ------------  ----------  ------------  ----------   ------------   ----------  ------------
Net
 increase
 (decrease). (1,503,228) $(17,997,812) (1,762,462) $(22,579,577) (1,659,959)  $(19,684,077)  (1,745,413) $(22,234,118)
             ==========  ============  ==========  ============  ==========   ============   ==========  ============
                                                       Balanced Assets Fund
             --------------------------------------------------------------------------------------------------------
                                  Class II                                              Class I
             --------------------------------------------------  ----------------------------------------------------
                                                                                                  For the period
                      For the                   For the                    For the               November 16, 2001
                    year ended                year ended                 year ended                   through
                September 30, 2003        September 30, 2002         September 30, 2003         September 30, 2002+
             ------------------------  ------------------------  -------------------------   ------------------------
               Shares       Amount       Shares       Amount        Shares        Amount       Shares       Amount
             ----------  ------------  ----------  ------------  ----------   ------------   ----------  ------------
Shares sold.    193,805  $  2,323,311     339,113  $  4,539,180      38,539   $    464,642       56,884  $    762,114
Shares
 issued by
 merger.....         --            --   1,615,653    23,016,932          --             --      347,599     4,966,023
Reinvested
 dividends..      7,634        90,206      24,302       317,979       4,178         50,394        5,794        75,701
Shares
 redeemed...   (838,430)   (9,991,677) (1,116,939)  (14,839,888)    (53,657)      (640,288)     (32,300)     (418,062)
             ----------  ------------  ----------  ------------  ----------   ------------   ----------  ------------
Net
 increase
 (decrease).   (636,991) $ (7,578,160)    862,129  $ 13,034,203     (10,940)  $   (125,252)     377,977  $  5,385,776
             ==========  ============  ==========  ============  ==========   ============   ==========  ============
                                                Focused Dividend Strategy Portfolio
             --------------------------------------------------------------------------------------------------------
                                   Class A                                              Class B
             --------------------------------------------------  ----------------------------------------------------
                      For the                   For the                    For the                    For the
                    year ended                year ended                 year ended                 year ended
                September 30, 2003        September 30, 2002         September 30, 2003         September 30, 2002
             ------------------------  ------------------------  -------------------------   ------------------------
               Shares       Amount       Shares       Amount        Shares        Amount       Shares       Amount
             ----------  ------------  ----------  ------------  ----------   ------------   ----------  ------------
Shares sold.  4,137,543@ $ 43,248,430@    849,153  $  9,939,492   2,939,297   $ 30,620,040      672,262  $  7,678,776
Reinvested
 dividends..     50,994       536,198      11,876       133,371      54,728        573,067       19,651       220,089
Shares
 redeemed...   (907,701)   (9,512,999)   (662,078)   (7,607,615)   (719,097)@   (7,433,983)@   (639,694)   (7,180,243)
             ----------  ------------  ----------  ------------  ----------   ------------   ----------  ------------
Net
 increase
 (decrease).  3,280,836  $ 34,271,629     198,951  $  2,465,248   2,274,928   $ 23,759,124       52,219  $    718,622
             ==========  ============  ==========  ============  ==========   ============   ==========  ============
                     Focused Dividend Strategy Portfolio
             --------------------------------------------------
                                  Class II
             --------------------------------------------------
                      For the                   For the
                    year ended                year ended
                September 30, 2003        September 30, 2002
             ------------------------  ------------------------
               Shares       Amount       Shares       Amount
             ----------  ------------  ----------  ------------
Shares sold.  5,206,591  $ 54,065,096     427,622  $  4,900,208
Reinvested
 dividends..     60,521       634,436      21,621       242,156
Shares
 redeemed...   (853,166)   (8,786,873)   (522,926)   (5,928,985)
             ----------  ------------  ----------  ------------
Net
 increase
 (decrease).  4,413,946  $ 45,912,659     (73,683) $   (786,621)
             ==========  ============  ==========  ============

--------
+ Inception date of the Class was November 16, 2001 (See Note 2).
* Includes automatic conversion of 843,098 shares of Class B shares in the amount of $10,050,519 to 839,286 shares of Class A shares in the amount of $10,050,519.
@ Includes automatic conversion of 13,057 shares of Class B shares in the amount of $147,446 to 12,997 shares of Class A shares in the amount of $147,446.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (continued)


                                                   International Equity Portfolio
                        ------------------------------------------------------------------------------------
                                                               Class A
                        ------------------------------------------------------------------------------------
                             For the year ended       For the eleven months ended     For the year ended
                             September 30, 2003           September 30, 2002           October 31, 2001
                        ---------------------------   --------------------------  --------------------------
                           Shares         Amount         Shares        Amount        Shares        Amount
                        -----------   -------------   -----------  -------------  -----------  -------------
Shares sold............  30,503,819*  $ 227,514,952*   20,902,681  $ 181,185,349   49,794,994  $ 567,609,370
Shares issued by merger          --              --     1,748,199     15,894,877           --             --
Reinvested dividends...          --              --            --             --      240,533      3,066,855
Shares redeemed........ (31,630,035)   (238,270,504)  (20,985,189)  (184,189,687) (50,684,223)  (583,229,973)
                        -----------   -------------   -----------  -------------  -----------  -------------
Net increase (decrease)  (1,126,216)  $ (10,755,552)    1,665,691  $  12,890,539     (648,696) $ (12,553,748)
                        ===========   =============   ===========  =============  ===========  =============

                                                   International Equity Portfolio
                        ------------------------------------------------------------------------------------
                                                               Class B
                        ------------------------------------------------------------------------------------
                             For the year ended       For the eleven months ended     For the year ended
                             September 30, 2003           September 30, 2002           October 31, 2001
                        ---------------------------   --------------------------  --------------------------
                           Shares         Amount         Shares        Amount        Shares        Amount
                        -----------   -------------   -----------  -------------  -----------  -------------
Shares sold............     389,373   $   2,904,734       390,843  $   3,362,451    1,104,700  $  11,337,491
Shares issued by merger          --              --     2,098,856     18,406,382           --             --
Reinvested dividends...          --              --            --             --      275,789      3,430,710
Shares redeemed........  (1,208,986)*    (8,867,590)*  (1,819,454)   (15,476,406)  (1,732,719)   (17,974,654)
                        -----------   -------------   -----------  -------------  -----------  -------------
Net increase (decrease)    (819,613)  $  (5,962,856)      670,245  $   6,292,427     (352,230) $  (3,206,453)
                        ===========   =============   ===========  =============  ===========  =============

                                                   International Equity Portfolio
                        ------------------------------------------------------------------------------------
                                                              Class II
                        ------------------------------------------------------------------------------------
                             For the year ended       For the eleven months ended     For the year ended
                             September 30, 2003           September 30, 2002           October 31, 2001
                        ---------------------------   --------------------------  --------------------------
                           Shares         Amount         Shares        Amount        Shares        Amount
                        -----------   -------------   -----------  -------------  -----------  -------------
Shares sold............   1,468,920   $  10,367,805       846,957  $   7,116,750    4,344,907  $  48,536,719
Shares issued by merger          --              --     1,643,118     14,408,431           --             --
Reinvested dividends...          --              --            --             --      120,124      1,494,400
Shares redeemed........  (1,938,357)    (13,930,858)   (1,757,988)   (14,914,913)  (4,400,387)   (49,212,916)
                        -----------   -------------   -----------  -------------  -----------  -------------
Net increase (decrease)    (469,437)  $  (3,563,053)      732,087  $   6,610,268       64,644  $     818,203
                        ===========   =============   ===========  =============  ===========  =============

                                                   International Equity Portfolio
                        ------------------------------------------------------------------------------------
                                   Class Z                                    Class I
                        ---------------------------   ------------------------------------------------------
                               For the period                                           For the period
                          November 1, 2000 through        For the year ended       November 16, 2001 through
                              January 1, 2001#            September 30, 2003          September 30, 2002+
                        ---------------------------   --------------------------  --------------------------
                           Shares         Amount         Shares        Amount        Shares        Amount
                        -----------   -------------   -----------  -------------  -----------  -------------
Shares sold............       2,276   $      30,764     2,122,992  $  16,282,171    1,548,609  $  13,494,659
Shares issued by merger          --              --            --             --    2,118,400     19,260,237
Reinvested dividends...       1,995          26,021            --             --           --             --
Shares redeemed........     (26,969)       (347,119)   (2,036,526)   (15,779,996)  (1,417,082)   (12,478,693)
                        -----------   -------------   -----------  -------------  -----------  -------------
Net increase (decrease)     (22,698)  $    (290,334)       86,466  $     502,175    2,249,927  $  20,276,203
                        ===========   =============   ===========  =============  ===========  =============

--------
#As of January 1, 2001, Class Z shares are no longer being offered for sale. +Inception date of the Class was November 16, 2001 (See Note 2).
*Includes automatic conversion of 262,760 shares of Class B shares in the amount of $1,918,130 to 250,009 shares of Class A shares in the amount of $1,918,130.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (continued)


Note 8. Commitments and Contingencies

   The SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the statement of operations. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the period ended September 30, 2003, the following Funds had borrowings:

                                                                      Weighted
                                       Days     Interest Average Debt Average
                                    Outstanding Charges    Utilized   Interest
                                    ----------- -------- ------------ --------
Blue Chip Growth Fund..............     28      $ 1,226   $  887,048    1.78%
Growth Opportunities Fund..........      2          183    1,457,536    2.28%
New Century Fund...................     68        7,284    2,462,297    1.60%
Growth and Income Fund.............     86       11,391    2,802,253    1.72%
Balanced Assets Fund...............      4          906    5,434,172    1.50%
Focused Dividend Strategy Portfolio      7          329      952,805    1.78%
International Equity Fund..........     50        1,853      801,405    1.65%

   Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended September 30, 2003, none of the Funds participated in this program.

Note 9. Trustees Retirement Plan

   The Trustees (and Directors) of the SunAmerica Equity Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (continued)

   prior years is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of September 30, 2003, Blue Chip Growth Fund, Growth Opportunities Fund, New Century Fund, Growth and Income Fund, Balanced Assets Fund, Focused Dividend Strategy Portfolio and International Equity Fund had accrued $30,614, $24,148, $52,858, $36,124, $88,681, $10,363 and $16,687, respectively, for the Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities, and for the year ended September 30, 2003 expensed $4,204, $4,441, $3,741, $8,239, $9,617, $2,100 and $3,170,
   respectively, for the retirement plan, which is included in Trustee's fees and expenses on the Statement of Operations.

Note 10. Investment Concentration

   Some of the Portfolios may invest internationally, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. These risks are primary risks of the International Equity Fund. At September 30, 2003, the International Equity Fund had approximately 20% of its net assets invested in equity securities of companies domiciled in Japan.

Note 11. Subsequent Events

   On October 30, 2003, the Board of Directors approved the reorganization of the SunAmerica Style Select Series, Inc. SunAmerica Value Fund, the Strategic Investment Series, Inc. SunAmerica Biotech/Health Fund and Tax Managed Equity Fund into the newly created Funds in the SunAmerica Equity Funds. In addition, the Board of Trustees approved the reorganization of the SunAmerica Equity Funds Focused Dividend Strategy Portfolio into a newly created portfolio of the SunAmerica Style Select Series, Inc., subject to shareholder approval.

        SunAmerica Equity Funds
        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of SunAmerica Equity Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of SunAmerica Balanced Assets Fund, SunAmerica Blue Chip Growth Fund, Focused Dividend Strategy Portfolio, SunAmerica Growth and Income Fund, SunAmerica Growth Opportunities Fund, and SunAmerica New Century Fund as of September 30, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. Additionally, we have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the SunAmerica International Equity Fund as of September 30, 2003, the related statement of operations, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period presented through September 30, 1999 for the SunAmerica Balanced Assets Fund, SunAmerica Blue Chip Growth, Focused Dividend Strategy Portfolio (formerly, the SunAmerica "Dogs" of Wall Street Fund) SunAmerica Growth and Income Fund, SunAmerica Growth Opportunities Fund, and SunAmerica New Century Fund were audited by other auditors whose report dated November 10, 1999, expressed an unqualified opinion on those financial highlights. The financial highlights for each of the periods presented through October 31, 2001 for the SunAmerica International Equity Fund were audited by other auditors whose report dated December 14, 2001, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SunAmerica Balanced Assets Fund, SunAmerica Blue Chip Growth Fund, Focused Dividend Strategy Portfolio, SunAmerica Growth and Income Fund, SunAmerica Growth Opportunities Fund, and SunAmerica New Century Fund, as of September 30, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States. Also in our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SunAmerica International Equity Fund as of September 30, 2003, the results of its operations, and the changes in net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                          /s/ Ernst & Young LLP

Houston, Texas
November 17, 2003

        SunAmerica Equity Funds
        TRUSTEE INFORMATION -- (unaudited)

The following table contains basic information regarding the Trustees that oversee operations of the Portfolios and other investment companies within the SunAmerica Mutual Funds complex.

                                                                                 Number of
                                    Term of                                    Portfolios in
                        Position   Office and                                      Fund             Other
Name,                  Held With   Length of                                      Complex       Directorships
Address and            SunAmerica     Time          Principal Occupations       Overseen by        Held by
Date of Birth*          Complex    Served(4)         During Past 5 Years        Trustee(1)       Trustee(2)
--------------         ---------- ------------ ------------------------------- ------------- --------------------

S. James Coppersmith   Trustee    1986-Present Retired.                        45            Director, BJ's
DOB: February 21, 1933                                                                       Wholesale Club,
                                                                                             Inc.; Member of
                                                                                             Board of Governors
                                                                                             of the Boston Stock
                                                                                             Exchange.

Dr. Judith L. Craven   Trustee    2001-Present Retired.                        75            Director, A.G. Belo
DOB: October 6, 1945                                                                         Corporation (1992 to
                                                                                             present); Director,
                                                                                             Sysco Corporation
                                                                                             (1996 to present);
                                                                                             Director, Luby's,
                                                                                             Inc. (1998 to
                                                                                             present).

William F. Devin       Trustee    2001-Present Retired.                        75            Member of the Board
DOB: December 30, 1938                                                                       of Governors, Boston
                                                                                             Stock Exchange
                                                                                             (1985-Present).

Samuel M. Eisenstat    Chairman   1986-Present Attorney, solo practitioner.    46            Director, North
DOB: March 7, 1940     of the                                                                European Oil
                       Board                                                                 Royalty Trust.

Stephen J. Gutman      Trustee    1986-Present Partner and Managing            46            None
DOB: May 10, 1943                              Member of B.B. Associates
                                               LLC (menswear specialty
                                               retailing and other activities)
                                               (June 1988 to present)

Peter A. Harbeck (3)   Trustee    1995-Present President, CEO and Director,    83            None
DOB: January 23, 1954                          SAAMCo. (August 1995 to
                                               present); Director, AIG
                                               SunAmerica Capital
                                               Services, Inc. ("SACS")
                                               (August 1993 to present).

        SunAmerica Equity Funds
        TRUSTEE INFORMATION -- (unaudited) (continued)

                                                                         Number of
                                Term of                                Portfolios in
                    Position   Office and                                  Fund              Other
Name,              Held With   Length of                                  Complex        Directorships
Address and        SunAmerica     Time        Principal Occupations     Overseen by         Held by
Date of Birth*      Complex    Served(4)       During Past 5 Years      Trustee(1)        Trustee(2)
--------------     ---------- ------------ --------------------------- ------------- ---------------------

Sebastiano Sterpa  Trustee    1993-Present Founder and Chairman of the 37            Director, Real Estate
DOB: July 18, 1929                         Board of the Sterpa Group                 Business Service and
                                           (real estate investment and               Countrywide
                                           management) (1962 to                      Financial.
                                           present).

--------
* The business address for each Trustee is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (7 funds), SunAmerica Income Funds (6 funds), SunAmerica Style Select Series, Inc. (15 portfolios), SunAmerica Strategic Investment Series, Inc. (7 funds), Anchor Series Trust (8 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (33 portfolios), VALIC Company I (22 portfolios), VALIC Company II (15 funds), Anchor Pathway Funds (7 Funds) and Seasons Series Trust (19 portfolios).
(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.
(3) Interested Trustee, as defined within the Investment Company Act of 1940.
(4) Trustees serve until their successors are duly elected and qualified, subject to the Trustee's retirement plan as discussed in Note 9 of the financial statements.

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.

        SunAmerica Equity Funds
        SHAREHOLDER TAX INFORMATION -- (unaudited)

Certain tax information regarding the SunAmerica Equity Funds is required to be provided to shareholders based upon each Fund's income and distributions for the taxable year ended September 30, 2003. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2003. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you under separate cover in January 2004.

During the year ended September 30, 2003 the Funds paid the following dividends:

                                                          Net          Net           Net      Qualifying % for the
                                               Total   Investment  Short-Term     Long-Term      70% Dividends
                                             Dividends   Income   Capital Gains Capital Gains  Received Deduction
                     -                       --------- ---------- ------------- ------------- --------------------
Blue Chip Growth Fund Class A...............   $  --     $  --         $--           $--               -- %
Blue Chip Growth Fund Class B...............      --        --          --            --                --
Blue Chip Growth Fund Class II..............      --        --          --            --                --
Blue Chip Growth Fund Class I...............      --        --          --            --                --
Growth Opportunities Fund Class A...........      --        --          --            --                --
Growth Opportunities Fund Class B...........      --        --          --            --                --
Growth Opportunities Fund Class II..........      --        --          --            --                --
Growth Opportunities Fund Class I...........      --        --          --            --                --
Growth Opportunities Fund Class X...........      --        --          --            --                --
New Century Fund Class A....................      --        --          --            --                --
New Century Fund Class B....................      --        --          --            --                --
New Century Fund Class II...................      --        --          --            --                --
New Century Fund Class I....................      --        --          --            --                --
New Century Fund Class Z....................      --        --          --            --                --
Growth and Income Fund Class A..............      --        --          --            --                --
Growth and Income Fund Class B..............      --        --          --            --                --
Growth and Income Fund Class II.............      --        --          --            --                --
Growth and Income Fund Class I..............      --        --          --            --                --
Growth and Income Fund Class Z..............      --        --          --            --                --
Balanced Assets Fund Class A................    0.12      0.12          --            --             93.83
Balanced Assets Fund Class B................    0.04      0.04          --            --             93.83
Balanced Assets Fund Class II...............    0.04      0.04          --            --             93.83
Balanced Assets Fund Class I................    0.14      0.14          --            --             93.83
Focused Dividend Strategy Portfolio Class A.    0.37      0.37          --            --             99.92
Focused Dividend Strategy Portfolio Class B.    0.26      0.26          --            --             99.92
Focused Dividend Strategy Portfolio Class II    0.26      0.26          --            --             99.92
International Equity Fund Class A...........      --        --          --            --                --
International Equity Fund Class B...........      --        --          --            --                --
International Equity Fund Class II..........      --        --          --            --                --
International Equity Fund Class I...........      --        --          --            --                --

        SunAmerica Equity Funds
        SHAREHOLDER TAX INFORMATION -- (unaudited) (continued)


The International Equity Fund makes an election under Internal Revenue Code
Section 853 to pass through foreign taxes paid by the Fund to its shareholders. The total amount of foreign taxes passed through to the shareholders for the fiscal year ended September 30, 2003 was $362,348. The gross foreign source income for information reporting is $2,335,075.

For the fiscal year ended September 30, 2003, certain dividends paid by Balanced Assets Fund and Focused Dividend Strategy Portfolio may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the following represents the maximum amount that may be considered qualified dividend income:

       Fund                                                      Amount
       ----                                                    ----------
       Balanced Assets Fund................................... $1,276,691
       Focused Dividend Strategy Portfolio....................  1,640,978

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2003, which will be reported in conjunction with your 2003 Form 1099-DIV.

     [LOGO]

AIG Sun America
    Mutual Funds


            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Directors/Trustees                       Investment Adviser                       This report is submitted solely
 Samuel M. Eisenstat                      AIG SunAmerica Asset Management Corp.   for the general information of
 Peter A. Harbeck                         Harborside Financial Center             shareholders of the Funds.
 S. James Coppersmith                     3200 Plaza 5                            Distribution of this report to
 Dr. Judith L. Craven                     Jersey City, NJ 07311-4992              persons other than shareholders of
 William F. Devin                                                                 the Funds is authorized only in
 Stephen J. Gutman                       Distributor                              connection with a currently
 Sebastiano Sterpa                        AIG SunAmerica Capital Services, Inc.   effective prospectus, setting
                                          Harborside Financial Center             forth details of the Funds, which
Officers                                  3200 Plaza 5                            must precede or accompany this
 Robert M. Zakem, President and           Jersey City, NJ 07311-4992              report.
   Secretary
 Donna M. Handel, Treasurer              Shareholder Servicing Agent
 Donna Calder, Vice President             AIG SunAmerica Fund Services, Inc.
 Brian P. Clifford, Vice President        Harborside Financial Center
 Francis Gannon, Vice President           3200 Plaza 5
 J. Steven Neamtz, Vice President         Jersey City, NJ 07311-4992
 Gregory R. Kingston, Vice President
   and Assistant Treasurer               Custodian and Transfer Agent
 Abbe P. Stein, Vice President            State Street Bank and Trust Company
   and Assistant Secretary                P.O. Box 419572
 Joseph P. Kelly, Assistant Secretary     Kansas City, MO 64141-6572
 Thomas Lynch, Assistant Secretary
 Stacey V. Morrison, Assistant Secretary
 Laura E. Filippone, Assistant Treasurer
 Kathryn A. Pearce, Assistant Treasurer

Distributed by:
AIG SunAmerica Capital Services, Inc.

EQANN-9/03

Item 2. Code of Ethics.

The SunAmerica Equity Funds have adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3. Audit Committee Financial Expert.

Currently, the SunAmerica Equity Funds do not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b)of Item 3 of Form N-CSR. However, the Board of Directors believes that each member of the Audit Committee has substantial experience relating to the review of financial statements and the operations of audit committees. Accordingly, the Board believes that the members are qualified to evaluate the Fund's financial statements, supervise the Fund's preparation of its financial statements, and oversee the work of the Fund's independent auditors. The Board of Directors is currently seeking an individual who will qualify as an audit committee financial expert.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not Appplicable.

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Reserved.

Item 9. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting. However, a situation was discovered at the registrant's transfer agent which circumvented internal controls related to abandoned property procedures. The registrant has worked with the transfer agent to develop corrective actions to enhance the internal controls.

Item 10. Exhibits.

(a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

     (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By: /s/ Robert M. Zakem
Robert M. Zakem
President
Date: December 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert M. Zakem
Robert M. Zakem
President

Date: December 8, 2003

By: /s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: December 8, 2003